UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.16

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

November 14, 2016

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2016. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 4-6 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 104-107.

Investment Results

The table on page 7 shows the Fund’s performance compared with its blended benchmark and its components for the six- and 12-month periods ended September 30, 2016. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”, local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI

Global”) and the Bloomberg Barclays US Corporate High Yield (“HY”) 2% Issuer Capped Index.

The Fund outperformed the blended benchmark in the six-month period, but underperformed in the 12-month period. Sector allocation contributed to relative performance in both periods, due to an underweight in sovereign bonds and an overweight to agency risk-sharing transactions. However, an overweight to commercial mortgage-backed securities detracted in the six-month period, and an underweight in quasi-sovereigns and emerging-market sovereigns detracted in the 12-month period. Security selection did not have a meaningful impact on returns in the 12-month period, but contributed in the six-month period, primarily due to security selection in high-yield corporates. Currency investments detracted in both periods, though in the six-month period positive returns from an underweight position in the Mexican peso (a notable laggard due to increased political risk surrounding the US presidential election) were more than offset by losses from an underweight in the Brazilian real. Yield-curve positioning had a negative impact on performance in each period, primarily due to positioning along the long end of the US yield curve.

During both periods the Fund utilized currency forwards and currency options, both purchased and written, to hedge currency exposure as well as to manage active currency risk. Purchased and written equity

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

options were also used to hedge market exposure, and equity variance swaps were written for non-hedging purposes. Total return swaps and credit default swaps (both single name and index) were used to hedge credit risk as well as to take active credit and growth risk. Interest rate swaps and treasury futures were used to manage duration, country exposure and yield-curve positioning.

Market Review and Investment Strategy

Bond markets were volatile for the 12-month period ended September 30, 2016, as global growth trends and central bank actions in the world’s largest economies continued to move in different directions. After declining through the end of 2015 and the beginning of 2016, oil prices rebounded on the back of decreased global supply and a tentative deal struck by the Organization of Petroleum Exporting Countries to limit crude production, which contributed to a rally in emerging-market debt sectors. Emerging-market sentiment was further boosted on positive political developments in Argentina and Brazil toward the end of the period. In December 2015, the US Federal Reserve (the “Fed”) hiked rates for the first time in over nine years—a move that had been widely anticipated and was generally accepted smoothly by bond investors. After some slower-than-expected US economic data through the first half of 2016, the Fed’s tone turned more hawkish in September (despite rates remaining unchanged) on the back of continued strengthening in the US labor market and growth in economic activity.

Central banks around the globe cut rates, with some, including the Bank of Japan and the European Central Bank, dipping into negative rate territory. Perhaps the headline of the period, volatility in Europe (and globally) spiked sharply in June after the UK voted to leave the European Union, a decision that was largely a surprise to investors. While investors initially responded by selling risk-sensitive assets, markets outside Europe quickly recovered. European markets also began to stabilize, helped by the Bank of England’s first rate cut in seven years—to an historic low—and an aggressive asset-purchase program. Elsewhere, central banks in Australia and New Zealand also moved rates to record lows, while investors were disappointed by Japan’s fiscal and monetary stimulus measures, and then in September the Bank of Japan surprised markets—and opened up a host of questions—by announcing a plan to anchor the 10-year yield near 0%.

In the 12-month period, developed-market treasury yields generally fell, with UK yields reaching historic lows in the months following the Brexit referendum in June. Trillions of dollars’ worth of government debt around the world lingered in negative territory. In the 12-month period, developed-market treasuries

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

generally outperformed emerging-market local-currency government bonds and investment-grade credit securities, but lagged the double-digit rally in global high-yield. Within high yield, commodity-linked sectors generally had the best performance—helped by the recent bounce in oil prices—with energy up the most in the six-month period and basic industries rising most in the 12-month period. Though consumer-related sectors mostly had positive returns as well, they generally lagged the high-yield rally.

On November 8, 2016, Donald Trump was elected as the 45th president of the United States, and the Congressional election outcome resulted in the Republican Party maintaining control of both the House of Representatives and the Senate. The Adviser believes that it will take time before the world has a clearer picture of the short- and long-term impact of the elections on the US economy and markets in general. The Adviser continues to monitor the markets, including for potential market volatility.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 111-112.

Benchmark Disclosure

The JPM® GBI-EM (local currency-denominated), the JPM® EMBI Global and the Bloomberg Barclays US Corporate HY 2% Issuer Capped Index are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg Barclays US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. AllianceBernstein L.P. will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

results. The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED SEPTEMBER 30, 2016 (unaudited)	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	11.60%	15.15%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg Barclays US Corporate HY 2% Issuer Capped Index	8.70%	15.25%

JPM GBI-EM (local currency-denominated)	5.18%	15.74%

JPM EMBI Global	9.34%	16.82%

Bloomberg Barclays US Corporate HY 2% Issuer Capped Index	11.38%	12.74%

The Fund’s market price per share on September 30, 2016 was $12.61. The Fund’s NAV per share on September 30, 2016 was $13.56. For additional financial highlights, please see pages 109-110.

See Disclosures, Risks and Note about Historical Performance on pages 4-6.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Historical Performance

PORTFOLIO SUMMARY

September 30, 2016 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,169.4

*	All data are as of September 30, 2016. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.6% or less in the following security types: Common Stocks, Inflation-Linked Securities, Investment Companies, Local Governments – Municipal Bonds, Local Governments – Regional Bonds, Options Purchased – Calls, Preferred Stocks, Quasi-Sovereigns and Warrants.

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2016 (unaudited)

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Barbados, Cameroon, Cayman Islands, Chile, Croatia, Denmark, Ecuador, El Salvador, Ethiopia, Finland, Gabon, Germany, Guatemala, India, Iraq, Italy, Ivory Coast, Jamaica, Kenya, Lebanon, Macau, Mongolia, New Zealand, Norway, Pakistan, Peru, Portugal, Serbia, South Africa, Spain, Sri Lanka, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates, Venezuela and Zambia.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2016 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 47.0%
Industrial – 40.6%
Basic – 3.4%
AK Steel Corp. 7.625%, 10/01/21	U.S.$	556	$533,760
Aleris International, Inc. 7.875%, 11/01/20		664	672,300
Anglo American Capital PLC 4.125%, 4/15/21(a)		200	200,500
4.875%, 5/14/25(a)(b)		584	595,680
ArcelorMittal 6.125%, 6/01/25		742	808,780
7.75%, 3/01/41		170	177,225
8.00%, 10/15/39		1,286	1,388,880
Ashland, Inc. 4.75%, 8/15/22		501	521,040
Axalta Coating Systems LLC 4.875%, 8/15/24(a)		516	528,578
Cliffs Natural Resources, Inc. 7.75%, 3/31/20(a)		737	689,095
8.00%, 9/30/20(a)		187	183,260
8.25%, 3/31/20(a)		1,111	1,177,660
Consolidated Energy Finance SA 6.75%, 10/15/19(a)		2,100	2,073,750
Constellium NV 5.75%, 5/15/24(a)		400	370,000
FMG Resources (August 2006) Pty Ltd. 9.75%, 3/01/22(a)		510	591,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/20		867	889,759
6.75%, 2/01/22		1,197	1,229,917
Freeport-McMoRan, Inc. 5.45%, 3/15/43		584	468,660
Ineos Finance PLC 4.00%, 5/01/23(a)	EUR	790	888,689
INEOS Group Holdings SA 5.75%, 2/15/19(a)		322	370,762
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)	U.S.$	3,215	3,536,500
Lecta SA 6.50%, 8/01/23(a)	EUR	227	251,609
Lundin Mining Corp. 7.50%, 11/01/20(a)	U.S.$	396	420,750
7.875%, 11/01/22(a)		837	891,405
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(c)(d)(e)		2,857	3,428

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Momentive Performance Materials, Inc. 3.88%, 10/24/21	U.S.$	3,472	$2,894,780
8.875%, 10/15/20(c)(f)(g)		3,472	– 0	–^
Novelis Corp. 5.875%, 9/30/26(a)		1,573	1,610,359
6.25%, 8/15/24(a)		987	1,047,454
Peabody Energy Corp. 6.00%, 11/15/18(c)(d)		3,891	943,567
PQ Corp. 6.75%, 11/15/22(a)		753	798,180
Smurfit Kappa Acquisitions 4.875%, 9/15/18(a)		2,064	2,146,560
Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25		238	285,600
SPCM SA 6.00%, 1/15/22(a)		400	417,000
Steel Dynamics, Inc. 6.125%, 8/15/19		225	232,031
6.375%, 8/15/22		423	445,208
Teck Resources Ltd. 3.75%, 2/01/23		650	595,562
4.50%, 1/15/21		386	380,210
5.20%, 3/01/42		827	707,085
5.40%, 2/01/43		3,158	2,731,670
6.25%, 7/15/41		238	227,885
8.00%, 6/01/21(a)		50	54,375
8.50%, 6/01/24(a)		71	81,295
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		2,579	2,617,685
9.75%, 12/01/17		876	885,220
United States Steel Corp. 8.375%, 7/01/21(a)		932	1,019,375
W.R. Grace & Co.-Conn 5.625%, 10/01/24(a)		386	419,775

			40,004,463

Capital Goods – 3.2%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/20(a)		1,194	946,245
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/23(a)		560	582,400
Apex Tool Group LLC 7.00%, 2/01/21(a)		1,329	1,270,856
ARD Finance SA 6.625% (6.625% Cash or 7.375% PIK), 9/15/23(a)(h)	EUR	522	563,666
7.125% (7.125% Cash or 7.875% PIK), 9/15/23(a)(h)	U.S.$	587	584,065

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/21(a)(b)	U.S.$	2,680	$2,753,700
7.25%, 5/15/24(a)		2,150	2,289,750
Ashtead Capital, Inc. 5.625%, 10/01/24(a)		456	479,940
Berry Plastics Corp. 5.50%, 5/15/22		409	423,315
Bombardier, Inc. 5.75%, 3/15/22(a)		1,250	1,118,750
6.125%, 1/15/23(a)		359	318,613
7.50%, 3/15/25(a)		418	385,083
7.75%, 3/15/20(a)		552	563,040
EnPro Industries, Inc. 5.875%, 9/15/22		970	999,100
FBM Finance, Inc. 8.25%, 8/15/21(a)		1,159	1,211,155
Gardner Denver, Inc. 6.875%, 8/15/21(a)		973	912,187
GFL Environmental, Inc. 7.875%, 4/01/20(a)		309	325,995
9.875%, 2/01/21(a)		2,485	2,721,075
Herc Rentals, Inc. 7.75%, 6/01/24(a)		2,642	2,714,655
KLX, Inc. 5.875%, 12/01/22(a)		1,108	1,146,780
Masco Corp. 5.95%, 3/15/22		405	461,700
Pactiv LLC 7.95%, 12/15/25		1,110	1,209,900
Plastipak Holdings, Inc. 6.50%, 10/01/21(a)		846	877,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(a)		1,012	1,044,890
7.00%, 7/15/24(a)		1,040	1,115,400
9.875%, 8/15/19		281	289,430
Sealed Air Corp. 6.875%, 7/15/33(a)		1,295	1,388,887
SIG Combibloc Holdings SCA 7.75%, 2/15/23(a)	EUR	682	803,665
SPX FLOW, Inc. 5.625%, 8/15/24(a)	U.S.$	339	344,085
5.875%, 8/15/26(a)		367	371,129
Standard Industries, Inc./NJ 6.00%, 10/15/25(a)		977	1,047,832
Terex Corp. 6.00%, 5/15/21		105	107,363

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Textron Financial Corp. 6.00%, 2/15/67(a)	U.S.$	575	$408,969
TransDigm, Inc. 6.375%, 6/15/26(a)		2,335	2,410,887
6.50%, 7/15/24		462	486,255
United Rentals North America, Inc. 5.75%, 11/15/24		2,058	2,135,175
5.875%, 9/15/26		225	231,750

			37,045,412

Communications - Media – 5.1%
Altice Financing SA 6.625%, 2/15/23(a)		2,892	2,960,685
7.50%, 5/15/26(a)		1,582	1,647,257
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	1,086	1,516,357
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375%, 5/01/25(a)	U.S.$	128	134,240
5.75%, 1/15/24		166	176,375
5.875%, 4/01/24-5/01/27(a)		877	934,723
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(a)		948	948,000
6.375%, 9/15/20(a)		426	438,780
7.75%, 7/15/25(a)		861	929,880
Clear Channel Worldwide Holdings, Inc. Series A 6.50%, 11/15/22		555	559,163
Series B 6.50%, 11/15/22		2,499	2,602,084
CSC Holdings LLC 5.25%, 6/01/24		2,467	2,343,650
5.50%, 4/15/27(a)		397	405,933
10.125%, 1/15/23(a)		565	649,750
DISH DBS Corp. 5.875%, 11/15/24		3,394	3,351,575
Gray Television, Inc. 5.125%, 10/15/24(a)		1,037	1,017,556
5.875%, 7/15/26(a)		993	1,000,448
Hughes Satellite Systems Corp. 7.625%, 6/15/21		2,129	2,270,046
iHeartCommunications, Inc. 6.875%, 6/15/18		2,299	1,862,190
9.00%, 12/15/19-3/01/21		1,247	947,839
10.625%, 3/15/23		142	105,790
14.00% (12.00% Cash and 2.00% PIK), 2/01/21(h)		607	236,652

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 8/01/23	U.S.$	1,330	$921,025
8.00%, 2/15/24(a)		216	216,540
9.50%, 9/30/22(a)		516	572,760
Intelsat Luxembourg SA 7.75%, 6/01/21		1,788	598,980
LGE HoldCo VI BV 7.125%, 5/15/24(a)	EUR	968	1,210,823
Liberty Interactive LLC 3.75%, 2/15/30(i)	U.S.$	883	530,348
McClatchy Co. (The) 9.00%, 12/15/22		958	986,740
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875%, 5/15/24(a)		1,700	1,836,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23		2,168	2,287,240
Nexstar Broadcasting, Inc. 6.875%, 11/15/20		1,099	1,141,586
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(a)		599	618,468
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/22		648	673,920
Radio One, Inc. 7.375%, 4/15/22(a)		1,400	1,410,500
9.25%, 2/15/20(a)		1,761	1,642,132
Sinclair Television Group, Inc. 5.625%, 8/01/24(a)		1,500	1,533,750
6.125%, 10/01/22		1,487	1,568,785
TEGNA, Inc. 4.875%, 9/15/21(a)		284	295,360
5.50%, 9/15/24(a)		162	167,265
6.375%, 10/15/23		718	771,850
Time, Inc. 5.75%, 4/15/22(a)		1,486	1,459,066
Townsquare Media, Inc. 6.50%, 4/01/23(a)		976	990,640
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/25(a)		1,078	1,091,475
6.25%, 1/15/29(a)	EUR	496	620,505
Univision Communications, Inc. 5.125%, 2/15/25(a)	U.S.$	1,064	1,070,650
8.50%, 5/15/21(a)		342	353,970
UPCB Finance VI Ltd. 6.875%, 1/15/22(a)		496	519,560

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Virgin Media Finance PLC 4.875%, 2/15/22	U.S.$	1,347	$1,143,266
5.25%, 2/15/22		900	778,500
Virgin Media Secured Finance PLC 5.50%, 1/15/25(a)	GBP	423	564,720
Wave Holdco LLC/Wave Holdco Corp. 8.25% (8.25% Cash or 9.00% PIK), 7/15/19(a)(h)	U.S.$	262	263,396
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/19		3,201	3,369,309
13.375%, 10/15/19		127	135,255
Ziggo Bond Finance BV 5.875%, 1/15/25(a)		634	634,000
Ziggo Secured Finance BV 5.50%, 1/15/27(a)		1,013	1,011,734

			60,029,091

Communications - Telecommunications – 3.7%
Altice Luxembourg SA 7.25%, 5/15/22(a)	EUR	1,332	1,577,102
7.75%, 5/15/22(a)	U.S.$	1,339	1,429,382
CenturyLink, Inc. Series W 6.75%, 12/01/23		437	454,480
Cincinnati Bell, Inc. 7.00%, 7/15/24(a)		1,151	1,179,775
Columbus Cable Barbados Ltd. 7.375%, 3/30/21(a)		2,342	2,483,925
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/23(a)		1,345	1,393,756
8.25%, 10/15/23		2,912	3,056,115
Embarq Corp. 7.995%, 6/01/36		1,600	1,619,168
Frontier Communications Corp. 6.25%, 9/15/21		373	358,546
7.125%, 1/15/23		11	10,258
7.625%, 4/15/24		1,768	1,653,080
7.875%, 1/15/27		834	746,430
9.00%, 8/15/31		450	414,000
10.50%, 9/15/22		4	4,240
11.00%, 9/15/25		326	340,263
InterXion Holding NV 6.00%, 7/15/20(a)	EUR	2,601	3,054,660
Level 3 Financing, Inc. 5.375%, 1/15/24	U.S.$	478	498,016
6.125%, 1/15/21		596	618,350

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sable International Finance Ltd. 6.875%, 8/01/22(a)	U.S.$	454	$471,025
SFR Group SA 5.375%, 5/15/22(a)	EUR	264	306,203
5.625%, 5/15/24(a)		386	447,489
6.00%, 5/15/22(a)	U.S.$	1,610	1,642,200
7.375%, 5/01/26(a)		330	337,323
Sprint Communications, Inc. 6.00%, 11/15/22(j)		700	649,250
Sprint Corp. 7.125%, 6/15/24(j)		520	507,000
7.625%, 2/15/25(j)		1,537	1,521,630
7.875%, 9/15/23(j)		1,320	1,328,250
T-Mobile USA, Inc. 6.00%, 3/01/23		743	793,754
6.375%, 3/01/25		655	712,313
6.625%, 11/15/20		311	319,553
6.731%, 4/28/22		128	134,400
6.836%, 4/28/23		774	833,985
Telecom Italia Capital SA 7.20%, 7/18/36		483	514,395
7.721%, 6/04/38		1,700	1,861,500
Telecom Italia SpA/Milano 5.303%, 5/30/24(a)		1,002	1,024,415
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125%, 9/01/20(a)		1,084	1,124,650
Wind Acquisition Finance SA 4.75%, 7/15/20(a)		1,029	1,036,717
7.375%, 4/23/21(a)		2,214	2,313,630
Windstream Services LLC 6.375%, 8/01/23		982	891,165
7.75%, 10/01/21		1,715	1,710,712
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23		917	962,850
6.375%, 5/15/25		1,187	1,258,220

			43,594,175

Consumer Cyclical - Automotive – 2.0%
Adient Global Holdings Ltd. 4.875%, 8/15/26(a)		537	537,671
Allison Transmission, Inc. 5.00%, 10/01/24(a)		369	378,225
BCD Acquisition, Inc. 9.625%, 9/15/23(a)		2,184	2,282,280
Commercial Vehicle Group, Inc. 7.875%, 4/15/19(b)		2,285	2,279,287

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Dana Financing Luxembourg Sarl 6.50%, 6/01/26(a)	U.S.$	1,430	$1,498,640
Dana, Inc. 6.00%, 9/15/23		833	866,320
Exide Technologies Series AI 7.00%, 4/30/25(h)(i)(j)		3,974	1,987,064
11.00%, 4/30/20(g)(h)		4,776	3,820,469
Gates Global LLC/Gates Global Co. 5.75%, 7/15/22(a)	EUR	125	130,589
6.00%, 7/15/22(a)	U.S.$	1,631	1,549,450
Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28		400	437,000
8.75%, 8/15/20		112	133,840
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(a)(h)		889	897,857
Meritor, Inc. 6.25%, 2/15/24		1,553	1,486,997
6.75%, 6/15/21		925	931,938
Navistar International Corp. 8.25%, 11/01/21		2,125	2,103,750
Schaeffler Holding Finance BV 6.75%, 11/15/22(a)(h)		611	698,525
ZF North America Capital, Inc. 4.75%, 4/29/25(a)		1,153	1,210,650

			23,230,552

Consumer Cyclical - Entertainment – 0.6%
AMC Entertainment, Inc. 5.75%, 6/15/25		1,115	1,126,150
Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.25% PIK), 8/15/19(a)(h)		1,107	1,095,930
Carlson Wagonlit BV 6.875%, 6/15/19(a)		1,026	1,061,910
ClubCorp Club Operations, Inc. 8.25%, 12/15/23(a)		546	586,950
Live Nation Entertainment, Inc. 7.00%, 9/01/20(a)		740	767,750
Pinnacle Entertainment, Inc. 5.625%, 5/01/24(a)		829	833,145
Regal Entertainment Group 5.75%, 6/15/23-2/01/25		1,010	1,020,950

			6,492,785

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 3.2%
Beazer Homes USA, Inc. 5.75%, 6/15/19	U.S.$	879	$914,160
7.50%, 9/15/21		1,307	1,320,070
8.75%, 3/15/22(a)		99	104,445
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18(c)(d)		700	441,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/01/20		1,260	1,302,525
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375%, 5/01/22		1,017	1,085,647
CalAtlantic Group, Inc. 6.625%, 5/01/20		1,332	1,490,175
8.375%, 5/15/18		2,362	2,586,390
Cirsa Funding Luxembourg SA 5.75%, 5/15/21(a)	EUR	396	466,199
Dakota Merger Sub, Inc. 7.75%, 9/01/23(a)	U.S.$	1,139	1,140,424
Eldorado Resorts, Inc. 7.00%, 8/01/23		642	681,323
GLP Capital LP/GLP Financing II, Inc. 5.375%, 4/15/26		404	434,300
International Game Technology PLC 6.25%, 2/15/22(a)		2,050	2,173,000
6.50%, 2/15/25(a)		1,745	1,880,237
Isle of Capri Casinos, Inc. 5.875%, 3/15/21		41	42,794
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		2,257	1,579,900
7.25%, 10/15/20(a)		778	684,640
KB Home 4.75%, 5/15/19		1,121	1,144,821
7.00%, 12/15/21		536	576,200
7.50%, 9/15/22		494	535,990
9.10%, 9/15/17		700	741,125
MDC Holdings, Inc. 5.50%, 1/15/24		150	156,750
6.00%, 1/15/43		3,220	2,922,150
Meritage Homes Corp. 6.00%, 6/01/25		1,895	2,013,437
7.00%, 4/01/22		1,012	1,128,380
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24(a)		311	337,342

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

PulteGroup, Inc. 5.00%, 1/15/27	U.S.$	115	$115,506
6.00%, 2/15/35		500	505,000
7.875%, 6/15/32		1,400	1,617,000
Safari Holding Verwaltungs GmbH 8.25%, 2/15/21(a)	EUR	368	434,889
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)	U.S.$	420	420,000
6.125%, 4/01/25(a)		830	825,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625%, 3/01/24(a)		2,266	2,333,980
5.875%, 4/15/23(a)		875	916,563
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/01/25(a)(b)		785	794,813
Wynn Macau Ltd. 5.25%, 10/15/21(a)		1,265	1,277,650

			37,124,675

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/01/22(a)		1,991	2,085,573
Landry’s, Inc. 6.75%, 10/15/24(a)		390	396,825
Pizzaexpress Financing 1 PLC 8.625%, 8/01/22(a)	GBP	198	236,974
Pizzaexpress Financing 2 PLC 6.625%, 8/01/21(a)		692	873,390

			3,592,762

Consumer Cyclical - Retailers – 1.7%
American Tire Distributors, Inc. 10.25%, 3/01/22(a)	U.S.$	1,663	1,513,330
Brighthouse Group PLC 7.875%, 5/15/18(a)	GBP	762	602,555
Dufry Finance SCA 4.50%, 8/01/23(a)	EUR	1,208	1,425,875
Group 1 Automotive, Inc. 5.00%, 6/01/22	U.S.$	372	373,161
JC Penney Corp., Inc. 5.875%, 7/01/23(a)		26	27,073
6.375%, 10/15/36		421	362,060
7.40%, 4/01/37		600	555,000
L Brands, Inc. 6.875%, 11/01/35		230	250,700
6.95%, 3/01/33		500	523,750
7.60%, 7/15/37		1,000	1,075,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Levi Strauss & Co. 5.00%, 5/01/25	U.S.$	1,380	$1,438,650
Murphy Oil USA, Inc. 6.00%, 8/15/23		716	752,695
Neiman Marcus Group Ltd. LLC 8.75% (8.75% Cash or 9.50% PIK), 10/15/21(a)(h)		2,504	1,965,640
New Look Secured Issuer PLC 6.50%, 7/01/22(a)	GBP	418	499,282
PetSmart, Inc. 7.125%, 3/15/23(a)	U.S.$	2,676	2,803,110
Rite Aid Corp. 6.125%, 4/01/23(a)		1,608	1,735,305
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/01/22		1,779	1,854,607
Serta Simmons Bedding LLC 8.125%, 10/01/20(a)		898	938,410
Sonic Automotive, Inc. 5.00%, 5/15/23		1,133	1,116,005

			19,812,208

Consumer Non-Cyclical – 6.8%
Acadia Healthcare Co., Inc. 6.50%, 3/01/24		838	877,805
Air Medical Merger Sub Corp. 6.375%, 5/15/23(a)		1,985	1,920,487
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 5.75%, 3/15/25(a)		561	559,598
6.625%, 6/15/24(a)		1,645	1,710,800
Alere, Inc. 6.375%, 7/01/23(a)		392	399,840
7.25%, 7/01/18		765	782,213
Amsurg Corp. 5.625%, 7/15/22		1,009	1,031,703
Aramark Services, Inc. 5.125%, 1/15/24		274	284,960
BI-LO LLC/BI-LO Finance Corp. 8.625% (8.625% Cash or 9.375% PIK), 9/15/18(a)(h)		2,191	1,385,808
9.25%, 2/15/19(a)		1,171	1,007,060
Boparan Finance PLC 5.25%, 7/15/19(a)(b)	GBP	588	750,704
5.50%, 7/15/21(a)		1,725	2,062,579
Care UK Health & Social Care PLC 5.528% (LIBOR 3 Month + 5.00%), 7/15/19(a)(k)		268	312,631
8.028% (LIBOR 3 Month + 7.50%), 1/15/20(a)(k)		400	425,137

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cerba European Lab SAS 7.00%, 2/01/20(a)	EUR	959	$1,114,190
Cerberus Nightingale 1 SARL 8.25%, 2/01/20(a)		200	229,725
CHS/Community Health Systems, Inc. 6.875%, 2/01/22(b)	U.S.$	4,935	4,244,100
Concordia International Corp. 7.00%, 4/15/23(a)		186	119,505
9.50%, 10/21/22(a)		3,722	2,577,485
DaVita, Inc. 5.00%, 5/01/25		1,674	1,680,277
Endo Finance LLC 5.75%, 1/15/22(a)		126	116,235
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/22(a)		332	318,720
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23(a)		1,910	1,738,100
6.50%, 2/01/25(a)(l)		2,080	1,838,200
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		3,247	3,222,647
Galaxy Bidco Ltd. 6.375%, 11/15/20(a)	GBP	133	174,801
HCA, Inc. 4.25%, 10/15/19	U.S.$	1,475	1,537,687
5.375%, 2/01/25		209	215,793
5.875%, 2/15/26		226	240,973
Hill-Rom Holdings, Inc. 5.75%, 9/01/23(a)		265	282,835
Holding Medi-Partenaires SAS 7.00%, 5/15/20(a)	EUR	1,401	1,651,381
Horizon Pharma, Inc. 6.625%, 5/01/23(b)	U.S.$	1,682	1,585,285
HRG Group, Inc. 7.875%, 7/15/19		2,084	2,196,015
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19		2,015	1,823,575
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		506	547,745
9.625%, 10/01/21(a)		2,313	2,313,000
10.50%, 11/01/18		2,209	2,322,211
LifePoint Health, Inc. 5.875%, 12/01/23		1,448	1,502,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(a)		1,963	1,864,850
5.625%, 10/15/23(a)		394	377,255
5.75%, 8/01/22(a)		1,181	1,164,761

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Manitowoc Foodservice, Inc. 9.50%, 2/15/24	U.S.$	662	$757,990
MEDNAX, Inc. 5.25%, 12/01/23(a)		422	443,628
MPH Acquisition Holdings LLC 7.125%, 6/01/24(a)		1,043	1,121,225
NBTY, Inc. 7.625%, 5/15/21(a)		2,770	2,831,826
Post Holdings, Inc. 5.00%, 8/15/26(a)		442	439,790
7.75%, 3/15/24(a)		605	677,600
8.00%, 7/15/25(a)		1,024	1,171,840
R&R Ice Cream PLC 8.25%, 5/15/20(a)	AUD	720	573,367
Revlon Consumer Products Corp. 6.25%, 8/01/24(a)	U.S.$	568	586,460
RSI Home Products, Inc. 6.50%, 3/15/23(a)		2,212	2,333,660
Smithfield Foods, Inc. 5.25%, 8/01/18(a)		814	819,088
5.875%, 8/01/21(a)		1,318	1,377,310
6.625%, 8/15/22		346	365,895
Spectrum Brands, Inc. 4.00%, 10/01/26(a)	EUR	530	605,050
6.125%, 12/15/24	U.S.$	361	390,902
6.625%, 11/15/22		560	604,800
Surgical Care Affiliates, Inc. 6.00%, 4/01/23(a)		480	502,800
Synlab Bondco PLC 6.25%, 7/01/22(a)	EUR	1,525	1,812,469
Synlab Unsecured Bondco PLC 8.25%, 7/01/23(a)		700	837,457
Tenet Healthcare Corp. 6.00%, 10/01/20	U.S.$	95	100,463
6.75%, 6/15/23(b)		1,308	1,216,440
6.875%, 11/15/31		3,384	2,783,340
8.125%, 4/01/22		752	752,000
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23(a)		230	196,650
5.875%, 5/15/23(a)		396	342,045
6.125%, 4/15/25(a)		2,706	2,330,542
7.25%, 7/15/22(a)		635	588,963
Valvoline, Inc. 5.50%, 7/15/24(a)		278	291,205
Vizient, Inc. 10.375%, 3/01/24(a)		404	463,590
Voyage Care Bondco PLC 6.50%, 8/01/18(a)	GBP	1,200	1,532,671

			79,362,042

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Energy – 4.9%
Antero Resources Corp. 5.625%, 6/01/23	U.S.$	231	$235,331
Berry Petroleum Co. LLC 6.50%, 9/15/22(c)(d)		3,241	1,831,165
California Resources Corp. 5.00%, 1/15/20		291	175,328
5.50%, 9/15/21		299	158,470
6.00%, 11/15/24		232	110,780
8.00%, 12/15/22(a)		1,271	845,215
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20		246	254,610
Cenovus Energy, Inc. 4.45%, 9/15/42		822	678,295
5.70%, 10/15/19		980	1,051,954
6.75%, 11/15/39		67	72,410
CHC Helicopter SA 9.25%, 10/15/20(c)(d)(g)		6,269	3,040,659
9.375%, 6/01/21(c)(d)(g)		326	61,997
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24(a)		1,805	1,949,400
Chesapeake Energy Corp. 4.875%, 4/15/22		427	359,748
6.125%, 2/15/21		349	320,208
Cobalt International Energy, Inc. 2.625%, 12/01/19(i)		796	404,965
Continental Resources, Inc./OK 3.80%, 6/01/24		96	87,840
4.90%, 6/01/44		212	178,080
5.00%, 9/15/22		346	345,135
DCP Midstream Operating LP 5.60%, 4/01/44		1,848	1,709,400
Denbury Resources, Inc. 4.625%, 7/15/23		439	291,935
5.50%, 5/01/22		406	291,305
Energy Transfer Equity LP 5.875%, 1/15/24		2,119	2,198,462
7.50%, 10/15/20		309	339,128
Ensco PLC 4.50%, 10/01/24		290	208,800
5.20%, 3/15/25		406	296,928
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375%, 6/15/23		467	279,033
7.75%, 9/01/22		449	267,155
9.375%, 5/01/20		2,034	1,439,055
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		2,976	2,760,240

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Golden Energy Offshore Services AS 5.00%, 12/31/17(e)(k)	NOK	9,162	$309,430
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25(a)	U.S.$	462	459,690
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		1,570	949,850
Laredo Petroleum, Inc. 5.625%, 1/15/22		198	192,060
7.375%, 5/01/22(b)		1,112	1,149,530
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/19(c)(d)		766	192,936
8.625%, 4/15/20(c)(d)		802	206,515
Murphy Oil Corp. 6.875%, 8/15/24		208	215,010
Newfield Exploration Co. 5.625%, 7/01/24		646	662,150
Noble Holding International Ltd. 3.95%, 3/15/22		803	598,235
5.25%, 3/15/42		191	107,915
7.20%, 4/01/25(l)		375	296,250
8.20%, 4/01/45(l)		743	526,601
Northern Oil and Gas, Inc. 8.00%, 6/01/20		819	630,630
Oasis Petroleum, Inc. 6.50%, 11/01/21		128	122,240
6.875%, 3/15/22-1/15/23(b)		1,109	1,061,422
Pacific Drilling SA 5.375%, 6/01/20(a)		2,442	674,602
Paragon Offshore PLC 6.75%, 7/15/22(a)(c)(d)		933	258,908
7.25%, 8/15/24(a)(c)(d)		3,719	1,032,022
PDC Energy, Inc. 6.125%, 9/15/24(a)		490	507,150
PHI, Inc. 5.25%, 3/15/19		1,567	1,519,011
Precision Drilling Corp. 6.50%, 12/15/21		738	667,890
QEP Resources, Inc. 5.25%, 5/01/23		1,248	1,229,280
6.875%, 3/01/21		1,225	1,277,062
Range Resources Corp. 5.00%, 3/15/23(b)		928	907,120
Sabine Pass Liquefaction LLC 5.75%, 5/15/24		424	456,330
5.875%, 6/30/26(a)		578	628,214
6.25%, 3/15/22		675	737,437
Sabine Pass LNG LP 6.50%, 11/01/20		757	783,495

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sanchez Energy Corp. 6.125%, 1/15/23	U.S.$	851	$682,927
SandRidge Energy, Inc. 7.50%, 2/15/23(c)(d)		865	49,738
8.125%, 10/15/22(c)(d)		2,076	119,370
8.75%, 6/01/20(a)(c)(d)		800	288,000
Seitel, Inc. 9.50%, 4/15/19		597	496,256
SM Energy Co. 5.00%, 1/15/24		635	596,900
5.625%, 6/01/25		638	599,720
6.75%, 9/15/26		671	677,710
Southern Star Central Corp. 5.125%, 7/15/22(a)		1,200	1,209,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875%, 2/01/21		960	991,200
Tervita Corp. 8.00%, 11/15/18(a)		2,086	2,065,140
9.75%, 11/01/19(a)(c)(d)		1,364	177,320
10.875%, 2/15/18(a)(c)(d)		5,616	730,080
Transocean, Inc. 5.05%, 10/15/22(l)		425	333,094
6.80%, 3/15/38		2,768	1,813,040
9.00%, 7/15/23(a)		1,931	1,870,656
Vantage Drilling International 7.125%, 4/01/23(c)(f)(j)		1,283	– 0	–^
7.50%, 11/01/19(c)(f)(j)		2,176	– 0	–^
10.00%, 12/31/20(j)		105	96,600
10.00%, 12/31/20(e)		87	80,040
Weatherford International Ltd. 4.50%, 4/15/22		115	97,175
5.95%, 4/15/42		594	406,890
6.50%, 8/01/36		752	533,920
6.75%, 9/15/40		849	606,712
7.00%, 3/15/38		600	441,000
Whiting Petroleum Corp. 1.25%, 4/01/20(i)		542	447,828
5.00%, 3/15/19		339	327,983
WPX Energy, Inc. 5.25%, 9/15/24(b)		1,294	1,219,595
8.25%, 8/01/23		187	201,025

			57,760,935

Other Industrial – 0.8%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)		945	854,942
9.00%, 10/15/18(a)	EUR	633	628,595

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

B456 Systems, Inc. 3.75%, 12/31/49(c)(i)(j)	U.S.$	955	$38,200
Belden, Inc. 5.25%, 7/15/24(a)		288	292,320
Briggs & Stratton Corp. 6.875%, 12/15/20		398	443,770
General Cable Corp. 5.75%, 10/01/22		1,460	1,387,000
Laureate Education, Inc. 9.25%, 9/01/19(a)		2,984	2,842,260
Liberty Tire Recycling LLC 11.00%, 3/31/21(e)(f)(h)		1,459	1,069,228
Modular Space Corp. 10.25%, 1/31/19(c)(d)(e)		1,176	493,920
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		682	675,180

			8,725,415

Services – 0.9%
APX Group, Inc. 6.375%, 12/01/19		469	477,794
7.875%, 12/01/22		854	894,565
7.875%, 12/01/22(a)(b)		592	620,120
8.75%, 12/01/20		1,250	1,225,000
eDreams ODIGEO SA 8.50%, 8/01/21(a)	EUR	1,119	1,273,810
GEO Group, Inc. (The) 5.125%, 4/01/23	U.S.$	126	107,100
5.875%, 1/15/22		538	484,200
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)		3,221	3,510,890
Service Corp. International/US 7.50%, 4/01/27		1,500	1,762,500

			10,355,979

Technology – 2.6%
Alcatel-Lucent USA, Inc. 6.45%, 3/15/29		835	923,719
Amkor Technology, Inc. 6.375%, 10/01/22		2,681	2,768,132
Avaya, Inc. 7.00%, 4/01/19(a)		2,558	1,886,525
10.50%, 3/01/21(a)		831	182,820
BMC Software Finance, Inc. 8.125%, 7/15/21(a)		3,076	2,791,470
BMC Software, Inc. 7.25%, 6/01/18		66	65,010

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Boxer Parent Co., Inc. 9.00% (9.00% Cash or 9.75% PIK), 10/15/19(a)(h)	U.S.$	386	$349,330
CDW LLC/CDW Finance Corp. 5.00%, 9/01/23		740	764,050
5.50%, 12/01/24		270	288,225
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(a)		897	948,577
Compiler Finance Sub, Inc. 7.00%, 5/01/21(a)		411	191,115
Dell, Inc. 6.50%, 4/15/38		1,345	1,291,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24(a)		472	519,128
Energizer Holdings, Inc. 5.50%, 6/15/25(a)		1,311	1,350,330
First Data Corp. 6.75%, 11/01/20(a)		273	283,238
General Cable Corp. 4.50%, 11/15/29(i)(l)		1,158	775,136
Goodman Networks, Inc. 12.125%, 7/01/18		2,020	979,700
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% (7.125% Cash or 7.875% PIK), 5/01/21(a)(h)		679	658,630
Infor US, Inc. 6.50%, 5/15/22		1,286	1,302,075
Micron Technology, Inc. 5.25%, 8/01/23-1/15/24(a)		950	925,393
5.50%, 2/01/25		2,844	2,787,120
Nokia Oyj 6.625%, 5/15/39		527	571,795
NXP BV/NXP Funding LLC 5.75%, 3/15/23(a)		924	990,990
Sabre GLBL, Inc. 5.25%, 11/15/23(a)		342	347,985
5.375%, 4/15/23(a)		720	739,800
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(a)		1,504	1,676,960
Sophia LP/Sophia Finance, Inc. 9.00%, 9/30/23(a)		1,702	1,787,100
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	613,815
Western Digital Corp. 10.50%, 4/01/24(a)		1,760	2,041,600

			30,800,968

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.4%
Air Canada 6.75%, 10/01/19(a)	U.S.$	1,300	$1,342,250
8.75%, 4/01/20(a)		2,074	2,241,839
UAL Pass-Through Trust Series 2007-1A 6.636%, 7/02/22		1,189	1,263,131

			4,847,220

Transportation - Services – 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(a)		311	298,560
5.50%, 4/01/23(b)		806	813,052
6.375%, 4/01/24(a)		460	471,500
Avis Budget Finance PLC 4.125%, 11/15/24(a)	EUR	528	578,004
6.00%, 3/01/21(a)		1,113	1,303,426
CEVA Group PLC 9.00%, 9/01/21(a)	U.S.$	1,836	1,243,890
EC Finance PLC 5.125%, 7/15/21(a)	EUR	836	971,990
Europcar Groupe SA 5.75%, 6/15/22(a)(b)		670	769,579
Hertz Corp. (The) 5.50%, 10/15/24(a)	U.S.$	3,513	3,499,826
XPO CNW, Inc. 6.70%, 5/01/34		1,371	1,076,235
7.25%, 1/15/18		620	633,950
XPO Logistics, Inc. 6.125%, 9/01/23(a)		312	319,800
6.50%, 6/15/22(a)		206	214,755

			12,194,567

			474,973,249

Financial Institutions – 4.9%
Banking – 3.1%
Ally Financial, Inc. 8.00%, 11/01/31		1,151	1,421,485
Banco Bilbao Vizcaya Argentaria SA 8.875%, 4/14/21(a)(m)	EUR	600	707,710
Bank of Ireland Series E 10.00%, 2/12/20(a)		1,130	1,549,663
Barclays Bank PLC 6.86%, 6/15/32(a)(m)	U.S.$	166	191,896
7.625%, 11/21/22		1,479	1,641,690
7.70%, 4/25/18(a)(m)		974	1,015,313
7.75%, 4/10/23		1,437	1,505,257

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Barclays PLC 8.00%, 12/15/20(m)	EUR	263	$296,180
BBVA International Preferred SAU 1.349% (EURIBOR 3 Month + 1.65%), 12/22/16(k)(m)		609	595,130
1.649% (EURIBOR 3 Month + 1.95%), 12/20/16(a)(k)(m)		1,650	1,687,637
Citigroup, Inc. 5.95%, 1/30/23(m)	U.S.$	2,689	2,785,616
Credit Agricole SA 7.589%, 1/30/20(m)	GBP	1,000	1,430,625
8.125%, 12/23/25(a)(m)	U.S.$	1,461	1,554,139
Credit Suisse Group AG 7.50%, 12/11/23(a)(m)		4,437	4,520,194
HT1 Funding GmbH 6.352%, 6/30/17(m)	EUR	1,550	1,728,367
Intesa Sanpaolo SpA 5.71%, 1/15/26(a)	U.S.$	2,690	2,534,709
Lloyds Banking Group PLC 6.413%, 10/01/35(a)(m)		235	258,500
6.657%, 5/21/37(a)(m)		98	109,184
7.50%, 6/27/24(m)		528	545,266
Royal Bank of Scotland Group PLC 8.00%, 8/10/25(m)		1,310	1,231,400
8.625%, 8/15/21(m)		2,788	2,728,755
SNS Bank NV 11.25%, 12/31/99(c)(d)(f)(j)	EUR	620	– 0	–^
Societe Generale SA 7.375%, 9/13/21(a)(m)	U.S.$	2,021	1,980,580
8.00%, 9/29/25(a)(m)		1,124	1,118,380
UBS Group AG 7.00%, 2/19/25(a)(m)		2,065	2,178,575
Zions Bancorporation 5.65%, 11/15/23		508	520,700

			35,836,951

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(c)		1,690	129,792

Finance – 0.9%
Artsonig Pty Ltd. 11.50% (11.5% Cash or 12.00% PIK), 4/01/19(a)(h)		2,540	152,379
Creditcorp 12.00%, 7/15/18(e)		1,300	585,000
Enova International, Inc. 9.75%, 6/01/21		2,216	1,983,320

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ILFC E-Capital Trust II 4.25% (LIBOR 3 Month + 1.80%), 12/21/65(a)(k)	U.S.$	2,000	$1,595,000
Navient Corp. 5.50%, 1/15/19		2,496	2,533,440
5.875%, 3/25/21		572	569,855
6.125%, 3/25/24		250	232,812
6.625%, 7/26/21		231	232,733
7.25%, 1/25/22		377	384,540
8.00%, 3/25/20		233	249,892
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(a)		2,901	2,161,245

			10,680,216

Insurance – 0.4%
Genworth Holdings, Inc. 6.15%, 11/15/66		750	335,625
7.625%, 9/24/21		1,216	1,161,280
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		2,559	2,994,030

			4,490,935

Other Finance – 0.5%
CNG Holdings, Inc. 9.375%, 5/15/20(a)		601	366,610
iPayment, Inc. 9.50%, 12/15/19(e)		2,315	2,323,340
Lincoln Finance Ltd. 6.875%, 4/15/21(a)	EUR	1,139	1,375,458
7.375%, 4/15/21(a)	U.S.$	311	335,491
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)		778	560,160
Speedy Group Holdings Corp. 12.00%, 11/15/17(e)		1,711	804,170

			5,765,229

REITS – 0.0%
VEREIT Operating Partnership LP 4.875%, 6/01/26		302	318,988

			57,222,111

Utility – 1.5%
Electric – 1.5%
AES Corp./VA 4.875%, 5/15/23		1,013	1,028,195
7.375%, 7/01/21		634	727,515
Calpine Corp. 5.50%, 2/01/24		985	972,687
5.75%, 1/15/25		1,388	1,370,650
7.875%, 1/15/23(a)		152	160,550

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ContourGlobal Power Holdings SA 5.125%, 6/15/21(a)	EUR	1,501	$1,754,960
DPL, Inc. 6.75%, 10/01/19	U.S.$	343	355,863
Dynegy, Inc. 7.375%, 11/01/22		775	765,313
7.625%, 11/01/24		981	963,342
Emera, Inc. Series 2016-A 6.75%, 6/15/76		1,134	1,219,617
FirstEnergy Corp. Series C 7.375%, 11/15/31		857	1,113,423
GenOn Energy, Inc. 9.50%, 10/15/18		1,450	1,145,500
NRG Energy, Inc. 7.25%, 5/15/26(a)		1,791	1,822,342
NRG Yield Operating LLC 5.375%, 8/15/24		843	866,183
Talen Energy Supply LLC 4.60%, 12/15/21		1,475	1,095,187
Texas Competitive/TCEH 11.50%, 10/01/20(d)		626	190,930
Viridian Group FundCo II Ltd. 7.50%, 3/01/20(a)	EUR	1,311	1,555,508

			17,107,765

Total Corporates – Non-Investment Grade (cost $565,921,643)			549,303,125

GOVERNMENTS – TREASURIES – 13.5%
Colombia – 0.5%
Colombian TES Series B 7.00%, 5/04/22	COP	7,223,500	2,547,208
7.75%, 9/18/30		326,600	119,449
10.00%, 7/24/24		8,000,000	3,297,964

			5,964,621

Mexico – 0.4%
Mexican Bonos Series M 6.50%, 6/10/21	MXN	90,000	4,782,065

South Africa – 0.1%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750	787,897

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

United States – 12.5%
U.S. Treasury Bonds 2.75%, 11/15/42(n)(o)	U.S.$	3,000	$3,265,782
3.125%, 2/15/42(b)		4,000	4,658,592
4.50%, 2/15/36(n)(o)		2,400	3,377,626
5.00%, 5/15/37(n)(o)		3,500	5,243,847
5.25%, 2/15/29(n)		5,750	7,994,973
6.125%, 11/15/27(n)(o)		2,200	3,193,436
8.125%, 5/15/21(b)		26,250	34,498,249
U.S. Treasury Notes 0.875%, 4/15/19(b)		63,074	63,115,881
1.25%, 1/31/20(b)		12,500	12,615,237
2.25%, 11/15/25(o)		8,500	8,972,813

			146,936,436

Total Governments – Treasuries (cost $153,235,503)			158,471,019

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.4%
Risk Share Floating Rate – 9.4%
Bellemeade Re II Ltd. Series 2016-1A, Class B1 12.525% (LIBOR 1 Month + 12.00%), 4/25/26(e)(k)		283	284,339
Series 2016-1A, Class M2B 7.025% (LIBOR 1 Month + 6.50%), 4/25/26(e)(k)		3,572	3,603,422
Bellemeade Re Ltd. Series 2015-1A, Class M2 4.825% (LIBOR 1 Month + 4.30%), 7/25/25(e)(k)		1,220	1,238,681
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.675% (LIBOR 1 Month + 7.15%), 7/25/23(k)		2,350	2,761,626
Series 2013-DN2, Class M2 4.775% (LIBOR 1 Month + 4.25%), 11/25/23(k)		1,925	2,038,309
Series 2014-DN1, Class M3 5.025% (LIBOR 1 Month + 4.50%), 2/25/24(k)		1,939	2,089,955
Series 2014-DN2, Class M3 4.125% (LIBOR 1 Month + 3.60%), 4/25/24(k)		514	528,604

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2014-DN3, Class M3 4.525% (LIBOR 1 Month + 4.00%), 8/25/24(k)	U.S.$	800	$837,229
Series 2014-DN4, Class M3 5.075% (LIBOR 1 Month + 4.55%), 10/25/24(k)		500	530,350
Series 2014-HQ1, Class M3 4.625% (LIBOR 1 Month + 4.10%), 8/25/24(k)		1,686	1,775,832
Series 2014-HQ2, Class M3 4.275% (LIBOR 1 Month + 3.75%), 9/25/24(k)		3,710	3,841,793
Series 2014-HQ3, Class M3 5.275% (LIBOR 1 Month + 4.75%), 10/25/24(k)		5,055	5,401,788
Series 2015-DN1, Class B 12.025% (LIBOR 1 Month + 11.50%), 1/25/25(k)		523	598,344
Series 2015-DN1, Class M3 4.675% (LIBOR 1 Month + 4.15%), 1/25/25(k)		1,700	1,795,915
Series 2015-DNA1, Class B 9.725% (LIBOR 1 Month + 9.20%), 10/25/27(k)		599	679,090
Series 2015-DNA1, Class M3 3.825% (LIBOR 1 Month + 3.30%), 10/25/27(k)		480	497,697
Series 2015-DNA2, Class B 8.075% (LIBOR 1 Month + 7.55%), 12/25/27(k)		1,465	1,486,245
Series 2015-DNA3, Class B 9.875% (LIBOR 1 Month + 9.35%), 4/25/28(k)		1,032	1,079,579
Series 2015-DNA3, Class M3 5.225% (LIBOR 1 Month + 4.70%), 4/25/28(k)		1,184	1,261,544
Series 2015-HQ1, Class B 11.275% (LIBOR 1 Month + 10.75%), 3/25/25(k)		3,964	4,487,531
Series 2015-HQ1, Class M3 4.325% (LIBOR 1 Month + 3.80%), 3/25/25(k)		530	557,238
Series 2015-HQA1, Class B 9.325% (LIBOR 1 Month + 8.80%), 3/25/28(k)		1,015	1,014,938
Series 2015-HQA1, Class M3 5.225% (LIBOR 1 Month + 4.70%), 3/25/28(k)		1,455	1,542,440

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2015-HQA2, Class M3 5.325% (LIBOR 1 Month + 4.80%), 5/25/28(k)	U.S.$	490	$523,645
Series 2016-DNA1, Class M3 6.075% (LIBOR 1 Month + 5.55%), 7/25/28(k)		1,555	1,702,493
Series 2016-DNA2, Class B 11.025% (LIBOR 1 Month + 10.50%), 10/25/28(k)		864	954,560
Series 2016-DNA2, Class M3 5.175% (LIBOR 1 Month + 4.65%), 10/25/28(k)		811	851,983
Series 2016-DNA3, Class B 11.775% (LIBOR 1 Month + 11.25%), 12/25/28(k)		2,785	3,184,649
Series 2016-DNA3, Class M3 5.525% (LIBOR 1 Month + 5.00%), 12/25/28(k)		2,787	2,976,071
Series 2016-DNA4, Class B 9.124% (LIBOR 1 Month + 8.60%), 3/25/29(k)		397	398,127
Series 2016-DNA4, Class M3 4.324% (LIBOR 1 Month + 3.80%), 3/25/29(k)		688	691,313
Series 2016-HQA1, Class M3 6.875% (LIBOR 1 Month + 6.35%), 9/25/28(k)		2,603	2,920,695
Series 2016-HQA2, Class B 12.025% (LIBOR 1 Month + 11.50%), 11/25/28(k)		423	479,876
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 5.775% (LIBOR 1 Month + 5.25%), 10/25/23(k)		1,451	1,606,544
Series 2014-C01, Class M2 4.925% (LIBOR 1 Month + 4.40%), 1/25/24(k)		3,991	4,275,839
Series 2014-C02, Class 1M2 3.125% (LIBOR 1 Month + 2.60%), 5/25/24(k)		490	480,918
Series 2014-C03, Class 1M2 3.525% (LIBOR 1 Month + 3.00%), 7/25/24(k)		1,147	1,148,104
Series 2014-C04, Class 1M2 5.425% (LIBOR 1 Month + 4.90%), 11/25/24(k)		3,900	4,221,595
Series 2014-C04, Class 2M2 5.525% (LIBOR 1 Month + 5.00%), 11/25/24(k)		672	720,976

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2015-C01, Class 1M2 4.825% (LIBOR 1 Month + 4.30%), 2/25/25(k)	U.S.$	3,936	$4,131,899
Series 2015-C01, Class 2M2 5.075% (LIBOR 1 Month + 4.55%), 2/25/25(k)		2,524	2,631,848
Series 2015-C02, Class 1M2 4.525% (LIBOR 1 Month + 4.00%), 5/25/25(k)		1,119	1,163,964
Series 2015-C02, Class 2M2 4.525% (LIBOR 1 Month + 4.00%), 5/25/25(k)		2,095	2,175,941
Series 2015-C03, Class 1M2 5.525% (LIBOR 1 Month + 5.00%), 7/25/25(k)		3,190	3,391,698
Series 2015-C03, Class 2M2 5.525% (LIBOR 1 Month + 5.00%), 7/25/25(k)		2,748	2,959,517
Series 2015-C04, Class 1M2 6.225% (LIBOR 1 Month + 5.70%), 4/25/28(k)		3,342	3,613,003
Series 2015-C04, Class 2M2 6.075% (LIBOR 1 Month + 5.55%), 4/25/28(k)		1,298	1,399,027
Series 2016-C01, Class 1B 12.275% (LIBOR 1 Month + 11.75%), 8/25/28(k)		685	819,535
Series 2016-C01, Class 1M2 7.275% (LIBOR 1 Month + 6.75%), 8/25/28(k)		2,077	2,356,037
Series 2016-C01, Class 2M2 7.475% (LIBOR 1 Month + 6.95%), 8/25/28(k)		761	864,262
Series 2016-C02, Class 1B 12.775% (LIBOR 1 Month + 12.25%), 9/25/28(k)		450	559,919
Series 2016-C02, Class 1M2 6.525% (LIBOR 1 Month + 6.00%), 9/25/28(k)		2,375	2,624,707
Series 2016-C03, Class 1B 12.275% (LIBOR 1 Month + 11.75%), 10/25/28(k)		374	439,460
Series 2016-C03, Class 1M2 5.825% (LIBOR 1 Month + 5.30%), 10/25/28(k)		462	497,688
Series 2016-C03, Class 2B 13.275% (LIBOR 1 Month + 12.75%), 10/25/28(k)		840	1,038,877

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2016-C03, Class 2M2 6.425% (LIBOR 1 Month + 5.90%), 10/25/28(k)	U.S.$	3,707	$4,051,913
Series 2016-C04, Class 1B 10.775% (LIBOR 1 Month + 10.25%), 1/25/29(k)		1,494	1,625,634
Series 2016-C04, Class 1M2 4.775% (LIBOR 1 Month + 4.25%), 1/25/29(k)		1,089	1,114,539
Series 2016-C05, Class 2B 11.28% (LIBOR 1 Month + 10.75%), 1/25/29(k)		1,824	1,991,232
Series 2016-C05, Class 2M2 4.975% (LIBOR 1 Month + 4.45%), 1/25/29(k)		1,486	1,537,740
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.025% (LIBOR 1 Month + 5.50%), 10/25/25(a)(k)		1,434	1,398,483
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.025% (LIBOR 1 Month + 5.50%), 11/25/25(e)(k)		621	620,109

			110,076,909

Non-Agency Fixed Rate – 2.7%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 6/25/36		1,148	970,186
Series 2006-41CB, Class 2A13 5.75%, 1/25/37		973	783,394
Series 2006-42, Class 1A6 6.00%, 1/25/47		901	751,273
Series 2006-HY12, Class A5 2.945%, 8/25/36		1,980	1,871,573
Series 2006-J1, Class 1A10 5.50%, 2/25/36		1,754	1,492,072
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,158	972,684
Series 2007-13, Class A2 6.00%, 6/25/47		1,464	1,192,730
BCAP LLC Trust Series 2009-RR13, Class 17A3 5.936%, 4/26/37(a)		540	431,139
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.165%, 5/25/47		383	352,119

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-4, Class 22A1 4.691%, 6/25/47	U.S.$	1,289	$1,172,535
BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1 6.00%, 8/27/37(a)		809	618,047
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		747	520,940
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A 6.00%, 12/25/35		2,015	1,871,126
Series 2006-AR3, Class 1A2A 3.201%, 6/25/36		1,178	1,120,928
Series 2007-AR4, Class 1A1A 5.257%, 3/25/37		283	252,068
Series 2010-3, Class 2A2 7.063%, 8/25/37(a)		474	413,901
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		1,434	1,236,517
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-4, Class 1A39 6.00%, 5/25/37		589	497,600
Series 2007-HY4, Class 1A1 3.027%, 9/25/47		438	387,312
Credit Suisse Mortgage Trust Series 2009-8R, Class 6A2 6.00%, 1/26/38(a)		121	85,808
Series 2010-9R, Class 1A5 4.00%, 8/27/37(a)		623	610,869
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		672	574,722
First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1 2.77%, 9/25/36		877	708,730
Series 2006-FA1, Class 1A3 5.75%, 4/25/36		798	618,809
IndyMac Index Mortgage Loan Trust Series 2005-AR15, Class A1 3.03%, 9/25/35		888	754,085
Series 2006-AR37, Class 2A1 4.262%, 2/25/37		638	503,381
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35		493	440,868

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-12, Class 3A22 6.00%, 8/25/37	U.S.$	138	$119,441
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 9/25/35		754	716,437
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36		267	213,199
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 3.169%, 9/25/35		976	901,496
Series 2006-9, Class 4A1 3.58%, 10/25/36		685	582,301
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-7, Class A4 4.461%, 9/25/36		1,882	1,073,166
Series 2006-9, Class A4 5.99%, 10/25/36		1,889	1,004,413
Series 2007-HY3, Class 4A1 2.766%, 3/25/37		1,642	1,546,299
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		1,505	1,359,869
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.944%, 12/28/37		2,069	1,894,427
Series 2007-AR8, Class A1 3.019%, 11/25/37		823	730,711

			31,347,175

Non-Agency Floating Rate – 1.2%
Alternative Loan Trust Series 2007-7T2, Class A3 1.125% (LIBOR 1 Month + 0.60%), 4/25/37(k)		3,262	1,275,181
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.275% (LIBOR 1 Month + 4.80%), 9/25/35(k)^^		749	61,858
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 1.125% (LIBOR 1 Month + 0.60%), 8/25/37(k)		880	625,098

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 5.025% (LIBOR 1 Month + 5.55%), 4/25/37(k)^^	U.S.$	170	$33,949
Series 2007-FA2, Class 1A10 0.775% (LIBOR 1 Month + 0.25%), 4/25/37(k)		503	229,890
Lehman XS Trust Series 2007-10H, Class 2AIO 6.477% (LIBOR 1 Month + 7.00%), 7/25/37(k)^^		567	154,958
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.025% (LIBOR 1 Month + 6.55%), 12/25/36(k)^^		5,805	1,325,128
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 2.007% (12MTA + 1.50%), 8/25/47(k)		1,990	1,630,285
Wachovia Mortgage Loan Trust Series Series 2006-ALT1, Class A2 0.705% (LIBOR 1 Month + 0.18%), 1/25/37(k)		13,611	9,445,071

			14,781,418

Agency Floating Rate – 0.1%
Government National Mortgage Association Series 2016-120, Class NS 5.572% (LIBOR 1 Month + 6.10%), 9/20/46(k)^^		2,624	741,280

Total Collateralized Mortgage Obligations (cost $150,704,722)			156,946,782

CORPORATES – INVESTMENT GRADE – 7.3%
Industrial – 3.8%
Basic – 1.1%
Braskem Finance Ltd. 6.45%, 2/03/24		1,972	2,134,690
CF Industries, Inc. 7.125%, 5/01/20		900	1,036,185
Georgia-Pacific LLC 8.875%, 5/15/31		1	1,582
Glencore Finance Canada Ltd. 6.00%, 11/15/41(a)		272	268,940

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Glencore Funding LLC 2.125%, 4/16/18(a)	U.S.$	104	$103,272
4.00%, 4/16/25(a)		164	160,341
4.625%, 4/29/24(a)		341	347,479
Minsur SA 6.25%, 2/07/24(a)		891	930,471
Southern Copper Corp. 7.50%, 7/27/35		3,300	3,885,226
Vale Overseas Ltd. 6.875%, 11/21/36		639	621,108
WestRock MWV LLC 7.95%, 2/15/31		1,000	1,348,293
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	2,423,393

			13,260,980

Capital Goods – 0.4%
General Electric Co. Series D 5.00%, 1/21/21(m)		1,681	1,787,659
Lafarge SA 7.125%, 7/15/36		800	996,361
Owens Corning 7.00%, 12/01/36(q)		1,340	1,691,592

			4,475,612

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 7/23/22(a)		1,039	1,121,145
4.908%, 7/23/25(a)		1,195	1,318,151
Cox Communications, Inc. 4.50%, 6/30/43(a)		135	121,630
4.70%, 12/15/42(a)		259	241,658
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(a)(m)		1,401	1,495,568
Sirius XM Radio, Inc. 5.25%, 8/15/22(a)		286	302,445

			4,600,597

Communications - Telecommunications – 0.2%
Qwest Corp. 6.50%, 6/01/17		610	628,299
6.875%, 9/15/33		1,335	1,330,859

			1,959,158

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 3.20%, 7/06/21	U.S.$	1,150	$1,164,123
3.45%, 4/10/22		622	630,899

			1,795,022

Consumer Cyclical - Other – 0.0%
Seminole Tribe of Florida, Inc. 6.535%, 10/01/20(a)		215	216,075

Consumer Non-Cyclical – 0.1%
BRF SA 4.75%, 5/22/24(a)		428	437,630
Forest Laboratories LLC 5.00%, 12/15/21(a)		803	898,695

			1,336,325

Energy – 0.6%
Enterprise Products Operating LLC Series A 4.465% (LIBOR 3 Month + 3.71%), 8/01/66(k)		1,208	1,138,661
Kinder Morgan, Inc./DE Series G 7.75%, 1/15/32		328	396,562
7.80%, 8/01/31(b)		1,066	1,299,114
Marathon Petroleum Corp. 4.75%, 9/15/44		69	61,777
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		546	549,677
5.50%, 4/15/23		1,193	1,231,640
Williams Partners LP 3.35%, 8/15/22		1,391	1,376,939
5.10%, 9/15/45		876	854,645
Williams Partners LP/ACMP Finance Corp. 4.875%, 5/15/23		681	689,000

			7,598,015

Other Industrial – 0.0%
Fresnillo PLC 5.50%, 11/13/23(a)		306	337,748

Technology – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02%, 6/15/26(a)		1,120	1,227,859
8.35%, 7/15/46(a)		524	627,412
Hewlett Packard Enterprise Co. 6.35%, 10/15/45(a)		215	221,868

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Micron Technology, Inc. 7.50%, 9/15/23(a)	U.S.$	497	$552,038
Seagate HDD Cayman 4.75%, 1/01/25		1,948	1,840,860
4.875%, 6/01/27		1,320	1,167,796
Verisk Analytics, Inc. 5.50%, 6/15/45		636	682,231
Western Digital Corp. 7.375%, 4/01/23(a)		1,058	1,163,800

			7,483,864

Transportation - Airlines – 0.2%
America West Airlines Pass-Through Trust Series 1999-1G, Class G 7.93%, 1/02/19		728	782,304
Delta Air Lines Pass-Through Trust Series 2007-1A 6.821%, 8/10/22		679	803,265
Northwest Airlines Pass-Through Trust Series 2000-1, Class G 7.15%, 10/01/19		369	392,169

			1,977,738

			45,041,134

Financial Institutions – 3.0%
Banking – 0.9%
ABN AMRO Bank NV 6.25%, 4/27/22(a)		292	332,039
BPCE SA 5.70%, 10/22/23(a)		208	226,381
Citigroup, Inc. 3.50%, 5/15/23		105	107,871
Danske Bank A/S Series E 5.684%, 2/15/17(m)	GBP	720	944,334
HSBC Holdings PLC 3.60%, 5/25/23	U.S.$	622	642,399
ICICI Bank Ltd./Dubai 4.80%, 5/22/19(a)		1,337	1,421,989
JPMorgan Chase & Co. Series V 5.00%, 7/01/19(m)		210	207,060
Morgan Stanley 4.10%, 5/22/23		1,648	1,742,366
Nationwide Building Society 4.00%, 9/14/26(a)		2,348	2,346,711
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,792,626
Standard Chartered PLC 3.95%, 1/11/23(a)		1,301	1,297,542

			11,061,318

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.2%
E*TRADE Financial Corp. 5.375%, 11/15/22	U.S.$	810	$863,425
GFI Group, Inc. 8.375%, 7/19/18		991	1,070,280

			1,933,705

Finance – 0.1%
International Lease Finance Corp. 8.25%, 12/15/20		665	789,687
8.75%, 3/15/17		282	290,108
8.875%, 9/01/17		280	296,800

			1,376,595

Insurance – 1.3%
Allstate Corp. (The) 6.50%, 5/15/57		1,150	1,336,875
American International Group, Inc. 6.82%, 11/15/37		1,425	1,841,207
Aon Corp. 8.205%, 1/01/27		690	910,800
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		656	521,520
Lincoln National Corp. 8.75%, 7/01/19		604	710,948
MetLife, Inc. 10.75%, 8/01/39		2,350	3,766,110
Pacific Life Insurance Co. 9.25%, 6/15/39(a)		475	739,275
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,736,508
XLIT Ltd. 5.50%, 3/31/45		630	616,330
Series E 6.50%, 4/15/17(m)		2,309	1,731,427
ZFS Finance USA Trust V 6.50%, 5/09/37(a)		1,240	1,251,718

			15,162,718

REITS – 0.5%
DDR Corp. 7.875%, 9/01/20		746	895,948
EPR Properties 5.75%, 8/15/22		915	1,015,021
7.75%, 7/15/20		1,722	2,010,077
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,549,207

			5,470,253

			35,004,589

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.5%
Electric – 0.4%
EDP Finance BV 4.90%, 10/01/19(a)	U.S.$	148	$157,296
6.00%, 2/02/18(a)		2,055	2,148,215
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,122,412

			4,427,923

Natural Gas – 0.1%
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21(a)		1,235	1,280,984

			5,708,907

Total Corporates – Investment Grade (cost $74,700,456)			85,754,630

EMERGING MARKETS – SOVEREIGNS – 4.6%
Angola – 0.2%
Angolan Government International Bond 9.50%, 11/12/25(a)		1,188	1,180,666
Republic of Angola Via Northern Lights III BV 7.00%, 8/16/19(a)		1,523	1,537,725

			2,718,391

Argentina – 0.7%
Argentina Bonar Bonds 8.75%, 5/07/24		697	810,630
Argentine Republic Government International Bond 6.25%, 4/22/19(a)		1,057	1,118,834
6.875%, 4/22/21(a)		2,925	3,185,325
7.50%, 4/22/26(a)		891	1,005,419
7.82%, 12/31/33	EUR	1,368	1,717,754

			7,837,962

Cameroon – 0.1%
Republic of Cameroon International Bond 9.50%, 11/19/25(a)	U.S.$	1,022	1,136,628

Dominican Republic – 0.7%
Dominican Republic International Bond 7.45%, 4/30/44(a)		1,283	1,528,374
8.625%, 4/20/27(a)		5,719	7,005,775

			8,534,149

Ecuador – 0.1%
Ecuador Government International Bond 7.95%, 6/20/24(a)		667	596,965
10.75%, 3/28/22(a)		565	577,713

			1,174,678

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 7.625%, 9/21/34(a)	U.S.$	762	$838,200

Ethiopia – 0.1%
Ethiopia International Bond 6.625%, 12/11/24(a)		582	573,386

Gabon – 0.2%
Gabon Government International Bond 6.375%, 12/12/24(a)		2,052	1,877,959
6.95%, 6/16/25(a)		1,050	964,576

			2,842,535

Iraq – 0.0%
Iraq International Bond 5.80%, 1/15/28(a)		264	215,094

Ivory Coast – 0.7%
Ivory Coast Government International Bond 5.75%, 12/31/32(a)		7,507	7,377,296
6.375%, 3/03/28(a)		1,269	1,329,278

			8,706,574

Jamaica – 0.2%
Jamaica Government International Bond 7.625%, 7/09/25		506	593,285
7.875%, 7/28/45		1,240	1,460,100

			2,053,385

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(a)		702	724,955

Lebanon – 0.1%
Lebanon Government International Bond Series G 6.60%, 11/27/26(a)		589	577,986

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/22(a)		2,426	2,128,924

Pakistan – 0.1%
Pakistan Government International Bond 7.25%, 4/15/19(a)		1,498	1,574,450

Serbia – 0.0%
Serbia International Bond 6.75%, 11/01/24(a)		326	327,714

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.00%, 1/14/19(a)	U.S.$	799	$824,570
6.125%, 6/03/25(a)		350	358,057

			1,182,627

Turkey – 0.2%
Turkey Government International Bond 5.625%, 3/30/21		2,600	2,769,000

Venezuela – 0.5%
Venezuela Government International Bond 9.00%, 5/07/23(a)		824	417,515
9.25%, 9/15/27		8,383	4,564,543
9.25%, 5/07/28(a)		300	154,050
11.75%, 10/21/26(a)		486	287,226
11.95%, 8/05/31(a)		355	213,060

			5,636,394

Zambia – 0.2%
Zambia Government International Bond 8.50%, 4/14/24(a)		1,846	1,814,064

Total Emerging Markets – Sovereigns (cost $50,075,905)			53,367,096

EMERGING MARKETS – TREASURIES – 4.2%
Argentina – 0.1%
Argentine Bonos del Tesoro 21.20%, 9/19/18	ARS	17,519	1,160,557

Brazil – 3.2%
Brazil Notas do Tesouro Nacional Series B 6.00%, 5/15/45-8/15/50	BRL	3,500	3,235,011
Series F 10.00%, 1/01/21-1/01/27		120,467	34,044,622

			37,279,633

Dominican Republic – 0.5%
Dominican Republic International Bond 16.00%, 7/10/20(e)	DOP	229,800	5,874,965

Turkey – 0.4%
Turkey Government Bond 8.30%, 6/20/18	TRY	16,200	5,386,962

Total Emerging Markets – Treasuries (cost $48,909,553)			49,702,117

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.1%
Non-Agency Fixed Rate CMBS – 3.9%
Banc of America Commercial Mortgage Trust Series 2007-3, Class AJ 5.723%, 6/10/49	U.S.$	1,973	$1,978,199
Series 2007-5, Class AM 5.772%, 2/10/51		2,877	2,949,666
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.723%, 6/24/50(e)(f)		3,500	3,572,100
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.973%, 4/10/46(p)		2,247	134,095
Series 2013-GC17, Class D 5.26%, 11/10/46(a)		902	819,829
Series 2014-GC23, Class D 4.657%, 7/10/47(a)		856	728,529
Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.078%, 10/15/45(p)		9,239	754,692
Commercial Mortgage Trust Series 2012-CR1, Class XA 2.206%, 5/15/45(p)		2,152	166,571
Series 2012-CR5, Class XA 1.905%, 12/10/45(p)		2,295	162,906
Series 2012-LC4, Class XA 2.48%, 12/10/44(a)(p)		6,032	507,320
Series 2013-LC6, Class D 4.427%, 1/10/46(a)		3,916	3,685,350
Series 2014-CR15, Class XA 1.452%, 2/10/47(p)		2,540	127,962
Series 2014-CR20, Class XA 1.344%, 11/10/47(p)		11,554	757,468
Series 2014-LC15, Class D 5.109%, 4/10/47(a)		1,500	1,245,659
Series 2014-UBS5, Class D 3.495%, 9/10/47(a)		669	507,353
CSAIL Commercial Mortgage Trust Series 2015-C2, Class D 4.352%, 6/15/57		2,721	2,022,412
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.748%, 2/10/46(p)		958	72,845
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.566%, 8/10/44(a)		3,152	3,462,046

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2012-GC6, Class D 5.847%, 1/10/45(a)	U.S.$	1,765	$1,756,228
Series 2012-GCJ9, Class D 5.014%, 11/10/45(a)		700	656,268
Series 2012-GCJ9, Class XA 2.456%, 11/10/45(p)		1,878	157,191
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class D 4.724%, 7/15/47(a)		2,737	2,160,895
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.819%, 11/15/48		825	785,582
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		1,254	1,273,646
Liberty Street Trust Series 2016-225L, Class E 4.804%, 2/10/36(a)		974	964,772
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 2.189%, 11/15/45(a)(p)		10,977	711,599
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.92%, 12/10/45(a)(p)		938	71,943
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM 5.818%, 5/15/46		400	413,311
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class D 4.511%, 4/15/50(a)		3,000	2,299,474
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.42%, 6/15/44(a)(q)		1,022	1,074,465
Series 2012-C6, Class D 5.771%, 4/15/45(a)		2,450	2,491,130
Series 2012-C7, Class XA 1.661%, 6/15/45(a)(p)		1,497	96,334
Series 2012-C8, Class E 5.031%, 8/15/45(a)		3,766	3,653,885
Series 2012-C10, Class XA 1.862%, 12/15/45(a)(p)		3,786	278,796
Series 2014-C25, Class D 3.803%, 11/15/47(a)		3,500	2,524,140

			45,024,661

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
Morgan Stanley Capital I Trust Series 2015-MS1, Class D 4.164%, 5/15/48(a)(q)	U.S.$	490	$383,189
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class D 4.62%, 12/15/47(q)		2,500	2,045,445

			2,428,634

Total Commercial Mortgage-Backed Securities (cost $46,825,128)			47,453,295

BANK LOANS – 3.8%
Industrial – 3.5%
Basic – 0.2%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.) 3.75% (LIBOR 3 Month + 2.75%), 6/30/19(k)+		1,978	1,975,405
Magnetation LLC 12.00%, 10/14/16(f)(h)(j)		3,559	462,636

			2,438,041

Capital Goods – 0.1%
GFL Environmental Inc. 9/27/23(r)		330	328,892
Serta Simmons Holdings, LLC 4.25% (LIBOR 3 Month + 3.25%), 10/01/19(k)+		1,240	1,242,981

			1,571,873

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 6.50% (LIBOR 3 Month + 5.50%), 8/07/20(k)+		868	870,070

Consumer Cyclical - Entertainment – 0.2%
ClubCorp Club Operations, Inc. 4.25% (LIBOR 3 Month + 3.25%), 12/15/22(k)+		1,291	1,296,038
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 4.09% (LIBOR 3 Month + 3.25%), 5/14/20(k)+		992	992,154

			2,288,192

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.4%
Beazer Homes USA, Inc. 6.75% (LIBOR 3 Month + 5.50%), 3/11/18(j)(k)+	U.S.$	255	$252,804
CityCenter Holdings, LLC 4.25% (LIBOR 3 Month + 3.25%), 10/16/20(k)+		1,826	1,837,516
La Quinta Intermediate Holdings L.L.C. 3.75% (LIBOR 3 Month + 2.75%), 4/14/21(k)+		1,701	1,698,442
Scientific Games International, Inc. 6.00% (LIBOR 3 Month + 5.00%), 10/01/21(k)+		1,141	1,143,034

			4,931,796

Consumer Cyclical - Retailers – 0.6%
Dollar Tree, Inc. 3.06% (LIBOR 3 Month + 2.50%), 7/06/22(k)+		7	7,193
Harbor Freight Tools USA, Inc. 4.00% (LIBOR 3 Month + 3.25%), 8/18/23(k)+		1,116	1,121,468
J.C. Penney Corp., Inc. 5.25% (LIBOR 3 Month + 4.25%), 6/23/23(k)+		1,121	1,124,548
Michaels Stores, Inc. 3.75% (LIBOR 3 Month + 2.75%), 1/27/23(k)+		510	512,155
Neiman Marcus Group Inc., The 4.25% (LIBOR 3 Month + 3.25%), 10/25/20(k)+		245	224,859
Petco Animal Supplies, Inc. 5.00% (LIBOR 3 Month + 4.00%), 1/26/23(k)+		3,124	3,155,106
Rite Aid Corporation 5.75% (LIBOR 3 Month + 4.75%), 8/21/20(k)+		500	500,940

			6,646,269

Consumer Non-Cyclical – 0.6%
Acadia Healthcare Company, Inc. 3.75% (LIBOR 3 Month + 3.00%), 2/11/22(k)+		92	92,378
Acadia Healthcare Company, Inc. 3.75% (LIBOR 3 Month + 3.00%), 2/16/23(k)+		481	483,987
Air Medical Group Holdings, Inc. 5.00% (LIBOR 3 Month + 4.00%), 4/28/22(k)+		354	355,883
Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 7/05/23(k)+		1,260	1,260,000

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

DJO Finance LLC 4.25% (LIBOR + 3.25%), 6/08/20(k)+	U.S.$	995	$976,319
Grifols Worldwide Operations Limited 3.45% (LIBOR 3 Month + 3.00%), 2/27/21(k)+		692	698,134
Immucor, Inc. (fka IVD Acquisition Corporation) 5.00% (LIBOR 3 Month + 3.75%), 8/17/18(k)+		1,047	1,018,924
Mallinckrodt International Finance S.A. 3.59% (LIBOR 3 Month + 2.75%), 3/19/21(k)+		1,237	1,236,990
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L. 4.75% (LIBOR 3 Month + 3.75%), 6/30/21(k)+		619	604,480
Vizient, Inc. 6.25% (LIBOR 3 Month + 5.25%), 2/13/23(k)+		469	473,502

			7,200,597

Energy – 0.2%
California Resources Corporation 11.38% (LIBOR 3 Month + 10.38%), 12/31/21(k)+		2,088	2,190,893
Chesapeake Energy Corporation 8.50% (LIBOR 3 Month + 7.50%), 8/23/21(k)+		621	651,330

			2,842,223

Other Industrial – 0.4%
Gardner Denver, Inc. 4.25% (LIBOR 3 Month + 3.25%), 7/30/20(k)+		1,164	1,126,170
Manitowoc Foodservice, Inc. 5.75% (LIBOR 3 Month + 4.75%), 3/03/23(k)+		128	129,468
Sedgwick Claims Management Services, Inc. 3.75% (LIBOR 3 Month + 2.75%), 3/01/21(k)+		1,047	1,038,006
Travelport Finance (Luxembourg) S.Ã r.l. 5.00% (LIBOR 3 Month + 4.00%), 9/02/21(k)+		1,472	1,478,207
Unifrax Holding Co. 4.50% (EURIBOR 3 Month + 3.50%), 11/28/18(k)+	EUR	713	794,263

			4,566,114

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 0.7%
Avaya Inc. 6.25% (LIBOR 3 Month + 5.25%), 5/29/20(k)+	U.S.$	669	$492,795
6.50% (LIBOR 3 Month + 5.50%), 3/31/18(k)+		105	79,480
BMC Software Finance Inc. 5.00% (LIBOR 3 Month + 4.00%), 9/10/20(k)+		1,915	1,844,064
Smart Modular Technologies (Global), Inc. 8.25% (LIBOR 3 Month + 7.00%), 8/26/17(j)(k)+		931	772,629
Solera, LLC (Solera Finance, Inc.) 5.75% (LIBOR 3 Month + 4.75%), 3/03/23(k)+		2,622	2,647,493
Veritas US Inc. 6.63% (LIBOR 3 Month + 5.63%), 1/27/23(k)+		1,885	1,756,123

			7,592,584

			40,947,759

Utility – 0.3%
Electric – 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.25% (LIBOR 3 Month + 3.25%), 12/19/16(k)+		2,010	2,023,959

Natural Gas – 0.1%
EP Energy LLC (fka Everest Acquisition LLC) 9.75% (LIBOR 3 Month + 8.75%), 6/30/21(k)+		1,210	1,187,313

			3,211,272

Financial Institutions – 0.0%
Insurance – 0.0%
Hub International Limited 4.00% (LIBOR + 3.00%), 10/02/20(k)+		485	485,062

Total Bank Loans (cost $46,987,336)			44,644,093

EMERGING MARKETS – CORPORATE BONDS – 1.5%
Industrial – 1.4%
Basic – 0.1%
Elementia SAB de CV 5.50%, 1/15/25(a)		469	478,380

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Samarco Mineracao SA 4.125%, 11/01/22(a)	U.S.$	1,396	$474,221
5.75%, 10/24/23(a)		1,890	654,050

			1,606,651

Capital Goods – 0.2%
Andrade Gutierrez International SA 4.00%, 4/30/18(a)		637	496,860
Grupo KUO SAB De CV 6.25%, 12/04/22(a)		200	206,000
Odebrecht Finance Ltd. 4.375%, 4/25/25(a)		349	130,875
5.25%, 6/27/29(a)		1,070	385,200
7.125%, 6/26/42(a)		1,265	506,000
8.25%, 4/25/18(a)	BRL	1,332	167,926
Servicios Corporativos Javer SAB de CV 9.875%, 4/06/21(a)	U.S.$	491	515,550

			2,408,411

Communications - Telecommunications – 0.3%
Comcel Trust via Comunicaciones Celulares SA 6.875%, 2/06/24(a)		986	1,013,805
Digicel Ltd. 6.00%, 4/15/21(a)		1,356	1,197,890
6.75%, 3/01/23(a)		1,095	966,338

			3,178,033

Consumer Cyclical - Retailers – 0.1%
Edcon Ltd. 9.50%, 3/01/18(c)(d)(e)	EUR	1,571	425,204
Office Depot de Mexico SA de CV 6.875%, 9/20/20(a)	U.S.$	1,091	1,143,368

			1,568,572

Consumer Non-Cyclical – 0.4%
Marfrig Holdings Europe BV 8.00%, 6/08/23(a)		1,220	1,249,890
Minerva Luxembourg SA 6.50%, 9/20/26(a)		2,198	2,162,282
Tonon Luxembourg SA 7.25%, 1/24/20(c)(d)(e)(h)		1,679	318,958
USJ Acucar e Alcool SA 9.875% (9.875% Cash or 12.00% PIK), 11/09/21(a)(h)		480	394,200
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(c)(d)(e)		4,090	265,850
10.875%, 1/13/20(c)(d)(e)		480	115,200
11.75%, 2/09/22(c)(d)(e)		1,620	87,075

			4,593,455

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.3%
Guanay Finance Ltd. 6.00%, 12/15/20(a)	U.S.$	588	$600,094
TAM Capital 3, Inc. 8.375%, 6/03/21(a)		2,505	2,553,848

			3,153,942

			16,509,064

Financial Institutions – 0.1%
Finance – 0.1%
CIMPOR Financial Operations BV(a)		1,491	1,274,805

Total Emerging Markets – Corporate Bonds (cost $25,350,764)			17,783,869

GOVERNMENTS – SOVEREIGN BONDS – 1.3%
Croatia – 0.4%
Croatia Government International Bond 6.625%, 7/14/20(a)		4,000	4,482,000

Indonesia – 0.6%
Indonesia – Recap Linked Note (JPMC) 9.50%, 5/17/41(a)	IDR	27,844,000	2,549,504
Series E 10.00%, 7/18/17(a)		47,971,000	3,773,062

			6,322,566

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(a)	U.S.$	3,310	3,926,488

Total Governments – Sovereign Bonds (cost $16,226,848)			14,731,054

ASSET-BACKED SECURITIES – 1.2%
Home Equity Loans - Fixed Rate – 0.6%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		918	602,278
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,576	1,340,640
Series 2006-10, Class AF3 5.985%, 6/25/36		1,313	666,715
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		794	737,468

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36	U.S.$	1,337	$656,299
Series 2007-8XS, Class A2 6.00%, 4/25/37		4,438	2,500,950

			6,504,350

Home Equity Loans - Floating Rate - 0.2%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35(k)		895	887,143
GSAA Home Equity Trust Series 2006-6, Class AF4 6.121%, 3/25/36(k)		1,830	969,069
Series 2006-6, Class AF5 6.241%, 3/25/36(k)		678	347,729
Lehman XS Trust Series 2007-6, Class 3A5 5.72%, 5/25/37(q)		342	470,901

			2,674,842

Other ABS - Fixed Rate – 0.2%
Atlas 2014-1 Limited Series 2014-1 6.875%, 12/15/39		1,188	1,172,706
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46(a)		801	827,025

			1,999,731

Other ABS - Floating Rate – 0.1%
ALM XII Ltd. Series 2015-12A, Class D 6.179% (LIBOR 3 Month + 5.50%), 4/16/27(a)(k)		1,015	911,607
Carlyle Global Market Strategies CLO 2016-1 Ltd. Series 2016-1A, Class C 5.532% (LIBOR 3 Month + 4.90%), 4/20/27(a)(k)		300	301,970
OZLM VIII Ltd. Series 2014-8A, Class D 5.58% (LIBOR 3 Month + 4.95%), 10/17/26(a)(k)		585	506,008

			1,719,585

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 2/15/23(a)		720	770,336

Total Asset-Backed Securities (cost $14,432,041)			13,668,844

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – SOVEREIGN AGENCIES – 0.9%
Brazil – 0.5%
Petrobras Global Finance BV 4.875%, 3/17/20	U.S.$	1,395	$1,398,487
5.375%, 1/27/21		1,655	1,636,795
5.75%, 1/20/20		190	195,795
6.25%, 3/17/24		3,000	2,917,500
6.85%, 6/05/15		307	259,722

			6,408,299

Colombia – 0.1%
Ecopetrol SA 5.375%, 6/26/26		289	300,835
5.875%, 5/28/45		1,271	1,165,888

			1,466,723

United Arab Emirates – 0.3%
Dubai Holding Commercial Operations MTN Ltd. Series E 6.00%, 2/01/17	GBP	2,300	3,014,331

Total Governments – Sovereign Agencies (cost $11,558,658)			10,889,353

WHOLE LOAN TRUSTS – 0.9%
Performing Asset – 0.9%
Alpha Credit Debt Fund LLC 15.00%, 12/31/17(f)(j)	U.S.$	900	899,902
16.00%, 1/01/21(f)(j)	MXN	20,945	1,080,210
AlphaCredit Capital, SA de CV 17.25%, 8/06/19(f)(j)		7,238	373,288
Cara Aircraft Leasing 28548, Inc. 8.00%, 12/02/19(f)(j)	U.S.$	100	100,499
Cara Aircraft Leasing 28563, Inc. 8.00%, 6/11/19(f)(j)		234	234,466
Cara Aircraft Leasing 28868, Inc. 8.00%, 12/02/19(f)(j)		117	116,557
Deutsche Bank Mexico SA 8.00%, 10/31/34(f)(j)(q)	MXN	43,505	1,569,480
8.00%, 10/31/34(f)(j)		17,594	634,731
Flexpath Wh I LLC Series B2 11.00%, 1/01/22(f)(j)	U.S.$	798	772,993
Series B 11.00%, 4/01/21(f)(j)		722	658,508
Recife Funding Zero Coupon, 11/05/29(f)(j)		1,811	1,845,553

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/20(f)(j)	U.S.$	597	$524,035
10.00%, 9/30/21(f)(j)		1,325	1,324,918

Total Whole Loan Trusts (cost $11,688,299)			10,135,140

		Shares
COMMON STOCKS – 0.7%
Financials – 0.5%
Diversified Financial Services – 0.1%
iPayment, Inc.(c)(f)(j)		181,272	598,197

Insurance – 0.4%
Mt. Logan Re Ltd. (Preference Shares)(g)(s)(t)		4,712	4,894,562

			5,492,759

Consumer Discretionary – 0.1%
Automobiles – 0.0%
Liberty Tire Recycling LLC(f)(j)		81,827	– 0	–^

Internet & Direct Marketing Retail – 0.1%
Travelport Worldwide Ltd.		80,347	1,207,615

			1,207,615

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Vantage Drilling International(j)		6,103	482,137
Whiting Petroleum Corp.(c)		60,521	528,954

			1,011,091

Materials – 0.0%
Metals & Mining – 0.0%
Neenah Enterprises, Inc.(c)(f)(j)		58,200	240,366

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(f)(j)		3	5,436

Consumer Cyclical - Automotive – 0.0%
Exide Corp.(g)		74,438	111,657

			117,093

Total Common Stocks (cost $11,200,366)			8,068,924

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Portfolio of Investments

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.6%
Financial Institutions – 0.6%
Banking – 0.3%
GMAC Capital Trust I 6.602%		38,025	$966,215
US Bancorp Series F 6.50%		64,825	1,952,529

			2,918,744

Insurance – 0.2%
Hartford Financial Services Group, Inc. (The) 7.875%		45,050	1,421,328
XLIT Ltd. Series D 3.80%(k)		1,600	1,276,000

			2,697,328

REITS – 0.1%
Hersha Hospitality Trust 6.875%		15,950	411,709
Sovereign Real Estate Investment Trust 12.00%(a)		185	235,875

			647,584

			6,263,656

Utility – 0.0%
Electric – 0.0%
SCE Trust III 5.75%		12,025	362,193

Total Preferred Stocks (cost $6,019,773)			6,625,849

		Principal Amount (000)
LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/40	U.S.$	750	1,215,848
7.95%, 3/01/36		1,915	2,288,827
State of Illinois Series 2010 7.35%, 7/01/35		1,915	2,156,481

Total Local Governments – Municipal Bonds (cost $4,602,468)			5,661,156

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(a)	U.S.$	699	$926,175

Mexico – 0.1%
Petroleos Mexicanos 4.625%, 9/21/23(a)		1,695	1,697,373
5.50%, 1/21/21		759	802,642

			2,500,015

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 2/11/25(a)(b)		670	688,211

Total Quasi-Sovereigns (cost $3,864,156)			4,114,401

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires/Argentina 5.75%, 6/15/19(a)		1,381	1,425,882
9.125%, 3/16/24(a)		1,500	1,678,125
Provincia de Cordoba 7.125%, 6/10/21(a)		754	791,700

Total Local Governments – Regional Bonds (cost $3,569,352)			3,895,707

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Costera 6.25%, 1/15/34(a)	COP	1,230,800	423,291
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35(a)		6,642,880	2,286,597

Total Inflation-Linked Securities (cost $2,331,623)			2,709,888

		Shares
INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
OCL Opportunities Fund II(f)(j)(u) (cost $1,490,950)		11,474	1,958,893

WARRANTS – 0.0%
iPayment Holdings, Inc., expiring 12/29/22(c)(f)(j)		586,389	310,786

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Portfolio of Investments

		Shares		U.S. $ Value

FairPoint Communications, Inc., expiring 1/24/18(c)(j)		9,725		$97
Flexpath Capital, Inc., expiring 4/15/31(c)		10,974		– 0	–^
Encore Automotive Acceptance, expiring 7/05/31(c)		8		– 0	–

Total Warrants (cost $0)				310,883

		Contracts
OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
GBP/USD Expiration: Oct 16, Exercise Price: USD 1.35(c)(v) (premiums paid $56,983)		8,907,000		1,074

		Shares
SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.28%(w)(x) (cost $6,516,370)		6,516,370		6,516,370

		Principal Amount (000)
Time Deposits – 0.5%
ANZ, London 0.319%, 10/03/16	AUD	375		287,148
BBH Grand Cayman 5.68%, 10/03/16	ZAR	– 0	–**	1
BNP Paribas, Paris (0.551)%, 10/03/16	EUR	2,781		3,123,512
0.005%, 10/03/16	HKD	732		94,421
Deutsche Bank, Grand Cayman 0.15%, 10/03/16	U.S.$	2,694		2,693,880
Sumitomo, Tokyo 0.05%, 10/03/16	GBP	52		66,862

Total Time Deposits (cost $6,260,627)				6,265,824

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Emerging Markets – Sovereigns – 0.1%
Argentina – 0.1%
Argentina Bonar Bonds 6.00%, 12/29/16 (cost $684,217)	U.S.$	685	$684,544

Total Short-Term Investments (cost $13,461,214)			13,466,738

Total Investments – 107.7% (cost $1,263,213,741)			1,259,663,930
Other assets less liabilities – (7.7)%			(90,214,009)

Net Assets – 100.0%			$1,169,449,921

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	89	December 2016	$2,993,946	$2,996,175	$2,229
S&P 500 E-Mini Futures	140	December 2016	14,856,487	15,122,800	266,313
U.S. T-Note 10 Yr (CBT) Futures	186	December 2016	24,258,430	24,389,250	130,820
U.S. T-Note 2 Yr (CBT) Futures	326	December 2016	71,220,813	71,220,813	– 0	–
U.S. T-Note 5 Yr (CBT) Futures	355	December 2016	43,146,008	43,138,047	(7,961)

Sold Contracts
Euro-BOBL Futures	388	December 2016	57,474,247	57,572,720	(98,473)
Russell 2000 Mini Futures	95	December 2016	11,812,839	11,858,850	(46,011)

					$246,917

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	4,528	JPY	589,102	10/21/16	$(57,621)
Barclays Bank PLC Wholesale	USD	17,407	INR	1,178,595	12/15/16	104,742
BNP Paribas SA	EUR	34,719	USD	38,538	10/06/16	(467,249)
BNP Paribas SA	TWD	360,595	USD	11,386	10/06/16	(124,272)
BNP Paribas SA	USD	11,487	JPY	1,151,106	10/21/16	(127,808)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	1,016	USD	783	10/28/16	$5,986
BNP Paribas SA	USD	173	ARS	3,009	1/26/17	12,260
BNP Paribas SA	USD	173	ARS	3,027	1/31/17	12,899
BNP Paribas SA	USD	173	ARS	3,044	2/03/17	13,705
BNP Paribas SA	USD	696	ARS	12,267	2/13/17	52,800
BNP Paribas SA	USD	525	ARS	9,303	2/16/17	42,002
BNP Paribas SA	USD	350	ARS	6,231	2/17/17	29,607
BNP Paribas SA	USD	1,050	ARS	18,904	2/21/17	99,535
BNP Paribas SA	USD	175	ARS	3,186	2/23/17	18,543
BNP Paribas SA	USD	334	ARS	6,107	2/24/17	37,213
BNP Paribas SA	USD	182	ARS	3,384	2/27/17	23,323
BNP Paribas SA	USD	95	ARS	1,790	2/28/17	13,058
BNP Paribas SA	USD	95	ARS	1,814	3/01/17	14,455
BNP Paribas SA	USD	984	ARS	19,182	3/02/17	178,243
Brown Brothers Harriman & Co.	EUR	2,215	USD	2,470	10/06/16	(17,944)
Brown Brothers Harriman & Co.	EUR	241	USD	271	10/06/16	426
Brown Brothers Harriman & Co.	JPY	2,329,993	USD	23,129	10/21/16	135,579
Brown Brothers Harriman & Co.	USD	6,133	TRY	18,514	11/28/16	(34,438)
Citibank, NA	EUR	3,110	USD	3,457	10/06/16	(37,301)
Citibank, NA	GBP	2,388	USD	3,099	11/16/16	1,243
Credit Suisse International	EUR	30,339	SEK	287,692	10/06/16	(545,088)
Credit Suisse International	EUR	6,645	SEK	63,894	12/07/16	(14,303)
Goldman Sachs Bank USA	BRL	12,839	USD	3,963	10/04/16	14,749
Goldman Sachs Bank USA	USD	2,170	BRL	7,045	10/04/16	(3,970)
Goldman Sachs Bank USA	USD	1,729	BRL	5,794	10/04/16	53,073
Goldman Sachs Bank USA	USD	11,928	RUB	772,182	10/13/16	341,472
Goldman Sachs Bank USA	USD	13,324	MXN	262,863	11/22/16	155,043
JPMorgan Chase Bank, NA	GBP	4,433	JPY	582,916	11/16/16	8,458
JPMorgan Chase Bank, NA	ZAR	9,366	USD	683	11/18/16	6,397
Royal Bank of Scotland PLC	RUB	759,671	USD	11,671	10/13/16	(399,489)
Standard Chartered Bank	BRL	47,102	USD	14,231	10/04/16	(252,487)
Standard Chartered Bank	BRL	48,353	USD	14,895	10/04/16	27,252
Standard Chartered Bank	USD	29,415	BRL	95,455	10/04/16	(63,900)
Standard Chartered Bank	USD	11,512	TWD	362,669	10/06/16	64,647
Standard Chartered Bank	COP	1,817,931	USD	631	10/27/16	3,027
Standard Chartered Bank	BRL	48,353	USD	14,783	11/03/16	45,959
Standard Chartered Bank	CAD	22,561	USD	17,574	11/10/16	372,222
Standard Chartered Bank	CHF	5,359	USD	5,488	11/22/16	(44,238)
Standard Chartered Bank	SGD	7,882	USD	5,788	12/14/16	6,560
UBS AG	USD	4,682	EUR	4,146	10/06/16	(23,989)

						$(319,619)

CURRENCY OPTIONS WRITTEN (see Note C)

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call – NOK vs. EUR	NOK	9.4225	10/20/16	NOK	97,334	$39,056	$(2,520)
Call – NOK vs. EUR		9.150	11/01/16		95,435	47,790	(40,432)
Call – GBP vs. USD	USD	1.350	10/07/16	GBP	8,907	39,080	(1,074)

						$125,926	$(44,026)

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note C)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 26, 5 Year Index	Barclays Bank PLC	Buy	$103.00	October 2016	$11,590	$101,992	$(9,725)
CDX-NAHY Series 26, 5 Year Index	Barclays Bank PLC	Sell	104.00	October 2016	11,590	49,837	(121,891)

						$151,829	$(131,616)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	1.21%	EUR	3	$(322)	$(91)

Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	1.96		$6,951	467,026	235,784
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.25		10,730	141,363	87,803
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.77		95,162	5,006,780	2,553,374
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	4.01		31,402	1,434,059	220,048
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.30	EUR	2,660	238,072	22,649

					$7,286,978	$3,119,567

*	Termination date

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Portfolio of Investments

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	0.43%	$3,739	$(88,128)	$(50,706)	$(37,422)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	4.78	3,505	(10,312)	(33,973)	23,661
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	0.83	3,870	(124,234)	(93,221)	(31,013)
Citibank, NA
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	1.70	1,971	(34,386)	(32,016)	(2,370)
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	1.70	1,959	(34,177)	(32,857)	(1,320)
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	1.69	3,643	(63,762)	(46,002)	(17,760)
Credit Suisse International
Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.10	1,965	(9,116)	(1,175)	(7,941)
Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.13	1,970	(17,526)	(8,498)	(9,028)
Deutsche Bank AG
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	35.22	420	165,518	20,048	145,470
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	1.45	3,895	(72,643)	(58,866)	(13,777)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.52	3,540	(9,366)	13,197	(22,563)

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)%	0.59%	$3,664	$(83,395)	$(43,050)	$(40,345)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.13	3,930	(17,724)	(3,440)	(14,284)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	67.39	3,634	902,090	(49,457)	951,547

Sale Contracts
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	1.77	2,546	190,629	66,523	124,106
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00	0.68	828	96,479	50,568	45,911
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	37.67	1,530	(1,003,644)	(1,021,878)	18,234
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	21.66	1,521	(649,562)	(343,913)	(305,649)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	21.66	609	(260,081)	(137,923)	(122,158)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	2.84	2,620	131,623	121,672	9,951
Citibank, NA
Advanced Micro Devices, Inc., 7.750%, 8/01/20, 3/20/19*	5.00	1.51	680	48,866	(86,297)	135,163
MGM Growth Properties Operating Partership LLP, 5.625% 5/01/24, 6/20/18*	5.00	0.23	163	13,590	(1,890)	15,480
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	0.51	163	12,654	(1,890)	14,544

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00%	3.78%	$2,620	$58,805	$43,045	$15,760
Credit Suisse International
Western Union Co., 3.650%, 8/22/18, 3/20/19*	1.00	0.36	1,309	20,377	(22,230)	42,607
Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.46	1,320	20,504	(10,919)	31,423
Goldman Sachs Bank USA
CDX-NAIG Series 9, 10 Year Index, 12/20/2017*	5.00	0.48	300	17,223	(11,150)	28,373
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00	4.10	2,620	41,597	107,976	(66,379)
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	1.22	2,620	239,933	32,032	207,901
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	21.66	580	(247,696)	(123,560)	(124,136)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	0.35	2,620	41,556	(49,080)	90,636
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	78.60	2,620	(2,004,704)	43,045	(2,047,749)
Goldman Sachs International
CMBX.NA.BB.6, 5/11/63*	5.00	9.00	5,000	(874,445)	(882,077)	7,632
CMBX.NA.BB.6, 5/11/63*	5.00	9.00	5,000	(875,139)	(923,760)	48,621
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	37.23	545	(365,065)	(334,659)	(30,406)
Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6, 5/11/63*	3.00	4.86	10,000	(892,167)	(118,940)	(773,227)

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00%	5.03%	$491	$(3,866)	$15,672	$(19,538)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	5.03	743	(5,638)	25,049	(30,687)

				$(5,745,332)	$(3,984,600)	$(1,760,732)

*	Termination date

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	12,793	LIBOR	$3,144	12/20/16	$57,278
iBoxx $ Liquid High Yield Index	12,748	LIBOR	3,144	12/20/16	35,773
Citibank, NA
iBoxx $ Liquid High Yield Index	31,988	LIBOR	7,861	12/20/16	143,212
iBoxx $ Liquid High Yield Index	20,215	LIBOR	4,973	12/20/16	69,398
iBoxx $ Liquid High Yield Index	11,740	LIBOR	2,888	12/20/16	40,302
Goldman Sachs Bank USA
iBoxx $ Liquid High Yield Index	32,020	LIBOR	7,861	12/20/16	125,978
Goldman Sachs International
iBoxx $ Liquid High Yield Index	31,858	LIBOR	7,861	12/20/16	123,775
iBoxx $ Liquid High Yield Index	31,730	LIBOR	7,861	12/23/16	54,054
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	32,053	LIBOR	7,861	12/20/16	134,143
iBoxx $ Liquid High Yield Index	31,907	LIBOR	7,861	12/20/16	122,915
iBoxx $ Liquid High Yield Index	15,963	LIBOR	3,931	12/20/16	69,987
iBoxx $ Liquid High Yield Index	15,992	LIBOR	3,930	12/20/16	58,609
iBoxx $ Liquid High Yield Index	9,482	LIBOR	2,335	12/20/16	33,855
iBoxx $ Liquid High Yield Index	15,930	LIBOR	3,930	12/23/16	43,504
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	15,950	LIBOR	3,930	12/20/16	54,551

					$1,167,334

VARIANCE SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Russell 2000 Index 10/28/16*	$	17.90	$75	$4,533	$	– 0	–	$4,533
S&P 500 Index 10/28/16*		13.60	115	1,422		– 0	–	1,422

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Citibank, NA
NASDAQ 100 Index 10/21/16*	$	17.25		$	66	$25,674	$	– 0	–	$25,674
Nikkei 225 Index 10/28/16*	JPY	22.30		JPY	9,490	15,981		– 0	–	15,981
Russell 2000 Index 10/21/16*	$	21.05		$	85	36,078		– 0	–	36,078
S&P 500 Index 10/07/16*		12.00			111	24,879		– 0	–	24,879
S&P 500 Index 10/21/16*		17.25			139	72,457		– 0	–	72,457
S&P/ASX 200 Index 10/20/16*	AUD	13.60		AUD	150	(3,096)		– 0	–	(3,096)
HSBC Bank USA
Nikkei 225 Index 10/14/16*	JPY	25.35		JPY	10,432	42,013		– 0	–	42,013
JPMorgan Chase Bank, NA
Hang Seng Index 10/28/16*	HKD	20.11		HKD	627	10,650		– 0	–	10,650
Hang Seng Index 10/28/16*		17.90			584	(6,826)		– 0	–	(6,826)
S&P/ASX 200 Index 10/20/16*	AUD	17.00		AUD	183	64,247		– 0	–	64,247
S&P/ASX 200 Index 10/20/16*		14.05			174	19,321		– 0	–	19,321
Morgan Stanley & Co International PLC
Euro Stoxx 50 Index 10/21/16*	EUR	21.85		EUR	156	50,787		– 0	–	50,787
Euro Stoxx 50 Index 10/28/16*		21.45			161	19,473		– 0	–	19,473
NASDAQ 100 Index 10/28/16*	$	15.30	$		64	(7,249)		– 0	–	(7,249)

						$370,344	$	– 0	–	$370,344

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2016
Barclays Capital Inc.†	169	USD	(3.00	)%*	—	$168,424
Barclays Capital Inc.†	632	USD	(2.00	)%*	—	631,012
Barclays Capital Inc.†	574	USD	(0.38	)%*	—	573,344
Barclays Capital Inc.†	1,703	USD	(0.10	)%*	—	1,702,911
Credit Suisse Securities (USA) LLC†	903	USD	(3.75	)%*	—	899,966
Credit Suisse Securities (USA) LLC†	609	USD	(2.75	)%*	—	607,587

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at September 30, 2016
Credit Suisse Securities (USA) LLC†	102	USD	(2.00)%*	—	$101,359
Credit Suisse Securities (USA) LLC†	713	EUR	(1.25)%*	—	800,041
Credit Suisse Securities (USA) LLC†	591	GBP	(1.00)%*	—	765,500
Credit Suisse Securities (USA) LLC†	995	USD	(0.25)%*	—	994,274
Credit Suisse Securities (USA) LLC†	1,168	USD	0.00%	—	1,167,835
Credit Suisse Securities (USA) LLC†	661	USD	0.00%	—	660,955
Credit Suisse Securities (USA) LLC†	1,269	USD	0.10%	—	1,268,848
Credit Suisse Securities (USA) LLC†	2,090	USD	0.10%	—	2,090,070
Credit Suisse Securities (USA) LLC†	1,035	USD	0.10%	—	1,035,376
HSBC Securities (USA) Inc.	40,300	USD	0.55%	10/05/16	40,354,797
HSBC Securities (USA) Inc.	12,656	USD	0.60%	10/13/16	12,666,586
HSBC Securities (USA) Inc.	34,840	USD	0.65%	10/19/16	34,853,210
HSBC Securities (USA) Inc.	3,119	USD	0.65%	10/19/16	3,119,682
RBC Capital Markets†	774	USD	(0.50)%*	—	772,632
RBC Capital Markets†	896	USD	0.00%	—	895,520
RBC Capital Markets†	793	USD	0.20%	—	792,960

					$106,922,889

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2016

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Investment Grade	$607,587		$	– 0	–	$	– 0	–	$	– 0	–	$607,587
Corporates – Non-Investment Grade	14,660,072			– 0	–		– 0	–		– 0	–	14,660,072
Governments – Treasuries	– 0	–		90,994,275			– 0	–		– 0	–	90,994,275
Quasi-Sovereigns	660,955			– 0	–		– 0	–		– 0	–	660,955

Total	$15,928,614			$90,994,275		$	– 0	–	$	– 0	–	$106,922,889

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Portfolio of Investments

^	Less than $0.50.
^^	Inverse interest only security.

+	The stated coupon rate represents the LIBOR/floor rate plus a spread at September 30, 2016.

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $427,607,969 or 36.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.90% of net assets as of September 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.723%, 6/24/50	10/06/09	$2,737,611	$3,572,100	0.31%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.025%, 4/25/26	4/29/16	3,572,166	3,603,422	0.31%
Bellemeade Re II Ltd. Series 2016-1A, Class B1 12.525%, 4/25/26	4/29/16	282,749	284,339	0.02%
Bellemeade Re Ltd. Series 2015-1A, Class M2 4.825%, 7/25/25	7/27/15	1,220,000	1,238,681	0.11%
Creditcorp 12.00%, 7/15/18	7/15/18	1,294,899	585,000	0.05%
Dominican Republic International Bond 16.00%, 7/10/20	12/08/10	6,378,556	5,874,965	0.50%
Edcon Ltd. 9.50%, 3/01/18	2/27/15	818,467	179,174	0.02%
Edcon Ltd. 9.50%, 3/01/18	3/05/15	309,945	103,205	0.01%
Edcon Ltd. 9.50%, 3/01/18	2/27/15	343,123	98,910	0.01%
Edcon Ltd. 9.50%, 3/01/18	2/27/15	137,960	43,915	0.00%
Golden Energy Offshore Services AS 5.00%, 12/31/17	5/14/14	1,199,943	309,430	0.03%
iPayment, Inc. 9.50%, 12/15/19	12/29/14	2,313,484	2,323,340	0.20%
Liberty Tire Recycling LLC 11.00%, 3/31/21	9/23/10	1,718,598	1,069,228	0.09%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	5/15/13	2,295,760	3,428	0.00%

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Modular Space Corp. 10.25%, 1/31/19	2/19/14	$1,048,916	$493,920	0.04%
Speedy Group Holdings Corp. 12.00%, 11/15/17	2/11/13	1,711,000	804,170	0.07%
Tonon Luxembourg SA 7.25%, 1/24/20	1/16/13	1,678,083	318,958	0.03%
Vantage Drilling International 10.00%, 12/31/20	2/10/16	81,713	80,040	0.01%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14	1,408,980	155,025	0.01%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	2/12/14	477,418	115,200	0.01%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	6/09/14	992,873	110,825	0.01%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	1/29/14	838,866	87,075	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.025%, 11/25/25	9/28/15	620,624	620,109	0.05%

(f)	Fair valued by the Adviser.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Helicopter SA 9.25%, 10/15/20	10.02.12	$3,554,154	$3,040,659		0.26%
CHC Helicopter SA 9.375%, 6/01/21	2/19/16	20,974	61,997		0.01%
Exide Corp.	4/30/15	141,191	111,657		0.01%
Exide Technologies Series AI 11.00%, 4/30/20	4/30/15	4,492,974	3,820,469		0.33%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	2	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	4,712,000	4,894,562		0.42%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2016.

(i)	Convertible security.

(j)	Illiquid security.

(k)	Floating Rate Security. Stated interest rate was in effect at September 30, 2016.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2016.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.

(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Portfolio of Investments

(p)	IO – Interest Only.

(q)	Variable rate coupon, rate shown as of September 30, 2016.

(r)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	Effective prepayment date of April 2017.

(t)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

(u)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.

(v)	One contract relates to 1 share.

(w)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(x)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviation:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

12MTA – 12 Month Treasury Average

ABS – Asset-Backed Securities

ASX – Australian Stock Exchange

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

INTRCONX – Inter-Continental Exchange

LIBOR – London Interbank Offered Rates

NASDAQ – National Association of Securities Dealers Automated Quotations

REIT – Real Estate Investment Trust

See notes to financial statements.

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2016 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,256,697,371)	$1,253,147,560
Affiliated issuers (cost $6,516,370)	6,516,370
Cash	7,263
Foreign currencies, at value (cost $498,400)	499,319
Cash collateral due from broker	5,123,386
Dividends and interest receivable	18,658,492
Receivable for investment securities sold and foreign currency transactions	1,993,708
Unrealized appreciation on credit default swaps	1,957,020
Unrealized appreciation on forward currency exchange contracts	1,894,478
Receivable for variation margin on exchange-traded derivatives	1,733,038
Unrealized appreciation of total return swaps	1,167,334
Receivable for newly entered credit default swaps	882,129
Upfront premiums paid on credit default swaps	538,827
Unrealized appreciation on variance swaps	387,515
Receivable for terminated variance swaps	126,829

Total assets	1,294,633,268

Liabilities
Payable for reverse repurchase agreements	106,922,889
Payable for investment securities purchased and foreign currency transactions	5,904,957
Upfront premiums received on credit default swaps	4,523,427
Unrealized depreciation on credit default swaps	3,717,752
Unrealized depreciation on forward currency exchange contracts	2,214,097
Advisory fee payable	1,059,318
Cash collateral received from broker	310,000
Swaptions written, at value (premiums received of $151,829)	131,616
Options written, at value (premiums received $125,926)	44,026
Payable for terminated variance swaps	38,813
Administrative fee payable	18,176
Unrealized depreciation on variance swaps	17,171
Payable for newly entered credit default swaps	2,779
Accrued expenses and other liabilities	278,326

Total Liabilities	125,183,347

Net Assets	$1,169,449,921

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,195,928,748
Undistributed net investment income	4,563,154
Accumulated net realized loss on investment and foreign currency transactions	(31,276,018)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(628,260)

$1,169,449,921

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$13.56

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2016 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $78,111)	$41,847,525
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $725)	231,371
Affiliated issuers	14,939	$42,093,835

Expenses
Advisory fee (see Note B)	5,163,497
Custodian	134,759
Printing	98,441
Audit and tax	96,577
Registration fees	42,248
Administrative	35,122
Transfer agency	17,798
Directors’ fees	11,785
Legal	11,411
Miscellaneous	40,256

Total expenses before interest expense	5,651,894
Interest expense	270,712

Total expenses	5,922,606
Less: expenses waived and reimbursed by the Adviser (see Note B)	(8,391)

Net expenses		5,914,215

Net investment income		36,179,620

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,062,676 (a)
Swaps		14,170,116
Futures		(1,060,639)
Options written		3,050,297
Swaptions written		2,292
Foreign currency transactions		(18,024,865)
Net change in unrealized appreciation/depreciation on:
Investments		76,673,450
Swaps		1,286,545
Futures		248,417
Options written		194,288
Swaptions written		20,213
Foreign currency denominated assets and liabilities		5,294,282

Net gain on investment and foreign currency transactions		84,917,072

Contributions from Affiliates (see Note B)		6,016

Net Increase in Net Assets from Operations		$121,102,708

(a)	Includes foreign capital gains taxes of $11,801.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$36,179,620	$77,067,214
Net realized gain (loss) on investment and foreign currency transactions	1,199,877	(17,104,063)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	83,717,195	(82,082,571)
Contributions from Affiliates (see Note B)	6,016	– 0	–

Net increase (decrease) in net assets from operations	121,102,708	(22,119,420)
Dividends and Distributions to Shareholders from
Net investment income	(41,907,623)	(95,602,843)

Total increase (decrease)	79,195,085	(117,722,263)
Net Assets
Beginning of period	1,090,254,836	1,207,977,099

End of period (including undistributed net investment income of $4,563,154 and $10,291,157, respectively)	$1,169,449,921	$1,090,254,836

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2016 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations		$121,102,708
Reconciliation of net increase in net assets from operations to net increase in cash from operating activities:
Decrease in interest and dividends receivable	$748,504
Net accretion of bond discount and amortization of bond premium	(903,813)
Inflation index adjustment	(7,962)
Decrease in accrued expenses	(5,888)
Decrease in cash collateral due from broker	2,247,543
Decrease in receivable for investment securities sold and foreign currency transactions	2,434,797
Decrease in payable for investment securities and foreign currency transactions	(73,192)
Purchases of long-term investments	(316,912,866)
Proceeds from disposition of long-term investments	282,290,965
Proceeds from disposition of short-term investments, net	7,761,893
Proceeds from swap contracts, net	16,111,777
Proceeds from options written, net	2,520,224
Proceeds from swaptions written, net	154,121
Payments for futures settlements	(1,060,639)
Variation margin paid on exchange-traded derivatives	(1,455,037)
Increase in cash collateral received from broker	160,000
Net realized loss on investment and foreign currency transactions	(1,199,877)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(83,717,195)

Total adjustments		(90,906,645)

Net increase in cash from operating activities		$30,196,063

Cash flows from financing activities
Cash dividends paid	(41,907,623)
Increase in reverse repurchase agreements	29,834,985

Net decrease in cash from financing activities		(12,072,638)
Effect of exchange rate on cash		(17,977,446)

Net increase in cash		145,979
Cash at beginning of period		360,603

Cash at end of period		$506,582

Supplemental disclosure of cash flow information:
Interest expense paid during the year.		$270,712

In accordance with U.S. GAAP, the Fund has included a Statement of Cash Flows as a result of its significant investments in Level 3 securities throughout the period.

See notes to financial statements.

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

September 30, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Notes to Financial Statements

of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$541,293,372		$8,009,753	#	$549,303,125
Governments – Treasuries		– 0	–	158,471,019		– 0	–	158,471,019
Collateralized Mortgage Obligations		– 0	–	151,079,060		5,867,722		156,946,782
Corporates – Investment Grade		– 0	–	85,754,630		– 0	–	85,754,630
Emerging Markets – Sovereigns		– 0	–	53,367,096		– 0	–	53,367,096
Emerging Markets – Treasuries		– 0	–	49,702,117		– 0	–	49,702,117
Commercial Mortgage-Backed Securities		– 0	–	3,999,722		43,453,573		47,453,295
Bank Loans		– 0	–	35,338,353		9,305,740		44,644,093
Emerging Markets – Corporate Bonds		– 0	–	17,464,911		318,958		17,783,869
Governments – Sovereign Bonds		– 0	–	14,731,054		– 0	–	14,731,054
Asset-Backed Securities		– 0	–	1,072,306		12,596,538		13,668,844
Governments – Sovereign Agencies		– 0	–	10,889,353		– 0	–	10,889,353
Whole Loan Trusts		– 0	–	– 0	–	10,135,140		10,135,140
Common Stocks		1,736,569		482,137		5,850,218	#	8,068,924
Preferred Stocks		5,113,974		1,511,875		– 0	–	6,625,849
Local Governments – Municipal Bonds		– 0	–	5,661,156		– 0	–	5,661,156
Quasi-Sovereigns		– 0	–	4,114,401		– 0	–	4,114,401
Local Governments – Regional Bonds		– 0	–	3,895,707		– 0	–	3,895,707
Inflation-Linked Securities		– 0	–	423,291		2,286,597		2,709,888
Warrants		97		– 0	–	310,786	#	310,883
Options Purchased – Calls		– 0	–	1,074		– 0	–	1,074
Short-Term Investments:
Investment Companies		6,516,370		– 0	–	– 0	–	6,516,370
Time Deposits		– 0	–	6,265,824		– 0	–	6,265,824
Emerging Markets – Sovereigns		– 0	–	684,544		– 0	–	684,544

Investments valued at NAV**								1,958,893

Total Investments in Securities		13,367,010		1,146,203,002		98,135,025		1,259,663,930
Other Financial Instruments*:
Assets
Futures		397,133		2,229		– 0	–	399,362	†
Forward Currency Exchange Contracts		– 0	–	1,894,478		– 0	–	1,894,478
Centrally Cleared Credit Default Swaps		– 0	–	3,119,658		– 0	–	3,119,658	†
Credit Default Swaps		– 0	–	1,957,020		– 0	–	1,957,020

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Notes to Financial Statements

Investments in Securities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$–0	–	$1,167,334	$–0	–	$1,167,334
Variance Swaps	– 0	–	387,515	– 0	–	387,515
Liabilities
Futures	(152,445)	– 0	–	– 0	–	(152,445	)†
Forward Currency Exchange Contracts	– 0	–	(2,214,097)	– 0	–	(2,214,097)
Currency Options Written	– 0	–	(44,026)	– 0	–	(44,026)
Credit Default Swaptions Written	– 0	–	(131,616)	– 0	–	(131,616)
Centrally Cleared Credit Default Swaps	– 0	–	(91)	– 0	–	(91	)†
Credit Default Swaps	– 0	–	(3,717,752)	– 0	–	(3,717,752)
Variance Swaps	– 0	–	(17,171)	– 0	–	(17,171)

Total^	$13,611,698	$1,148,606,483	$98,135,025	$1,262,312,099

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $1,958,893 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#	Collateralized Mortgage Obligations	Emerging Markets - Treasuries		Commercial Mortgage- Backed Securities
Balance as of 3/31/16	$11,980,493	$124,373,877	$6,077,589		$42,475,788
Accrued discounts/ (premiums)	215,312	(93)	– 0	–	76,871
Realized gain (loss)	(663,535)	69	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(703,934)	86,730	– 0	–	900,914
Purchases/Payups	850,621	4,596,195	– 0	–	– 0	–
Sales/Paydowns	(3,669,204)	(38,726)	– 0	–	– 0	–

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Corporates - Non-Investment Grade#		Collateralized Mortgage Obligations		Emerging Markets - Treasuries			Commercial Mortgage- Backed Securities
Transfers into Level 3	$ – 0	–	$ – 0	–	$	– 0	–	$ – 0	–
Transfers out of Level 3	– 0	–	(123,150,330)			(6,077,589)		– 0	–

Balance as of 9/30/16	$8,009,753		$5,867,722		$	– 0	–	$43,453,573

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16**	$(1,128,774)		$87,131		$	– 0	–	$900,914

	Bank Loans		Emerging Markets - Corporate Bonds		Asset- Backed Securities			Whole Loan Trusts
Balance as of 3/31/16	$44,857,230		$235,021			$10,961,301		$10,442,733
Accrued discounts/ (premiums)	58,613		– 0	–		125,322		9,947
Realized gain (loss)	(23,340)		– 0	–		189,731		(80,603)
Change in unrealized appreciation/ depreciation	(688,300)		83,937			21,663		(535,433)
Purchases/Payups	3,444,223		– 0	–		2,166,956		1,316,882
Sales/Paydowns	(12,518,746)		– 0	–		(868,435)		(1,018,386)
Transfers into Level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(25,823,940)		– 0	–		– 0	–	– 0	–

Balance as of 9/30/16	$9,305,740		$318,958			$12,596,538		$10,135,140

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16**	$(818,081)		$83,937			$21,663		$(535,433)

	Common Stocks#		Inflation-Linked Securites		Warrants#			Total
Balance as of 3/31/16	$6,953,397		$ – 0	–		$310,786		$258,668,215
Accrued discounts/ (premiums)	– 0	–	2,010			– 0	–	487,982
Realized gain (loss)	(4,448)		– 0	–		– 0	–	(582,126)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Notes to Financial Statements

	Common Stocks#		Inflation-Linked Securites		Warrants#			Total
Change in unrealized appreciation/ depreciation	$(146,178)		$225,644		$	– 0	–	$(754,957)
Purchases/Payups	11		– 0	–		– 0	–	12,374,888
Sales/Paydowns	(952,564)		– 0	–		– 0	–	(19,066,061)
Transfers into Level 3	– 0	–	2,058,943			– 0	–	2,058,943
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	(155,051,859)

Balance as of 9/30/16	$5,850,218		$2,286,597			$310,786		$98,135,025 +

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16**	$(142,422)		$225,644		$	– 0	–	$(1,305,421)

#	The Fund held securities with zero market value during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

+	An amount of $156,876,187 was transferred out of Level 3 into Level 2 as improved transparency of price inputs has increased the observability of such securities during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2016. Securities priced by third party vendors and NAV equivalent are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/16			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$1,069,228		Market Approach	EBITDA* Projection	$37m
					EBITDA* Multiples	6.6X-8.6X/7.6X
	$	– 0	–	Qualitative Assessment		$0.00

		$1,069,228

Bank Loans		$462,636		Market Approach	EBITDA* Projection	$19mm-$40mm
					EBITDA* Multiples	5X
					Scrap Value	$110mm

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Fair Value at 9/30/16	Valuation Technique	Unobservable Input	Input
Whole Loan Trusts	$2,204,211	Discounted Cash Flow	Level Yield Discount Rate	13.45% 13.45%
	$1,845,553	Market Approach	Underlying NAV of the Collateral	$101.88
	$1,324,918	Recovery Analysis	Cumulative Loss	<17%
	$1,080,210	Recovery Analysis	Delinquency Rate	<4%%
	$899,902	Recovery Analysis	Delinquency Rate	<4%%
	$772,993	Discounted Cash Flow	Level Yield Discount Rate	96.92% 10.11%
	$658,508	Discounted Cash Flow	Cash Flow Yield Discount Rate	91.17% 12.99%
	$524,035	Recovery Analysis	Cumulative Loss	<22%
	$373,288	Recovery Analysis	Delinquency Rate	<5%
			Collateralization	1.1X
	$234,466	Recovery Analysis	Appraisal Value	$4,900,000
	$116,557	Recovery Analysis	Appraisal Value	$3,200,000
	$100,499	Recovery Analysis	Appraisal Value	$3,376,000

	$10,135,140

Common Stocks	$598,197	Market Approach	EBITDA* Projection	$94mm
			EBITDA* Multiples	8.5X
	$240,366	Market Approach	EBITDA* Projection	$37
	$5,436	Market Approach	EBITDA* Projection	$296mm
			EBITDA* Multiples	13.8X

	$843,999

Warrants	$310,786	Option Pricing Model	Exercise Price	$6.64
			Expiration Date	December, 2022
			EV Volatility %	50.0%

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	85

Notes to Financial Statements

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant change in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

86	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	87

Notes to Financial Statements

identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

For the six months ended September 30, 2016, the Adviser reimbursed the Fund $6,016 for trading losses incurred due to trade entry errors.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2016, such fee amounted to $35,122.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2016, there was no such reimbursement paid to ABIS.

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no investment management fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), has had a contractual investment management fee rate of .20% and continues to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its investment advisory fee from the Fund in an

88	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

amount equal to the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2016, such waiver amounted to $8,391. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended September 30, 2016 is as follows:

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$ 11,127	$148,970	$153,581	$6,516	$15

Brokerage commissions paid on investment transactions for the six months ended September 30, 2016 amounted to $21,542, none of which was paid to Sanford C. Bernstein & Co., LLC or Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$253,019,900	$271,123,480
U.S. government securities	62,729,064	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, swaps and futures) are as follows:

Gross unrealized appreciation	$72,263,307
Gross unrealized depreciation	(75,813,118)

Net unrealized depreciation	$(3,549,811)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	89

Notes to Financial Statements

exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2016, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the

90	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2016, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerages, is also treated as a realized gain, or if the premium received is less than the amount paid

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	91

Notes to Financial Statements

for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2016, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended September 30, 2016, the Fund held written options for hedging and non-hedging purposes.

For the six months ended September 30, 2016, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 3/31/16	396,679,290		$655,999
Options written	7,531,633,280		2,869,875
Options expired	(7,406,692,038)		(2,709,909)
Options bought back	(319,944,607)		(690,039)
Options exercised	– 0	–	– 0	–

Options written outstanding as of 9/30/16	201,675,925		$125,926

For the six months ended September 30, 2016, the Fund had the following transactions in written swaptions:

	Notional Amount			Premiums Received
Swaptions written outstanding as of 3/31/16	$	– 0	–	$	– 0	–
Swaptions written		113,460,000			643,692
Swaptions expired		(22,500,000)			(110,250)
Swaptions bought back		(67,780,000)			(381,613)
Swaptions exercised		– 0	–		– 0	–

Swaptions written outstanding as of 9/30/16		$23,180,000			$151,829

92	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	93

Notes to Financial Statements

futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

94	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2016, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $23,025,000.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended September 30, 2016, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	95

Notes to Financial Statements

amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2016, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended September 30, 2016, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value

96	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended September 30, 2016, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on total return swaps	$1,167,334

Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	130,820	*	Receivable/Payable for variation margin on exchange-traded derivatives	$106,434	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	1,894,478		Unrealized depreciation on forward currency exchange contracts	2,214,097

Foreign exchange contracts	Investments in securities, at value	1,074		Options written, at value	44,026

Credit contracts				Swaptions written, at value	131,616

Credit contracts	Unrealized appreciation on credit default swaps	1,957,020		Unrealized depreciation on credit default swaps	3,717,752

Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	3,119,658	*	Receivable/Payable for variation margin on exchange-traded derivatives	91	*

Equity contracts	Unrealized appreciation on variance swaps	387,515		Unrealized depreciation on variance swaps	17,171

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	97

Notes to Financial Statements

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$268,542	*	Receivable/Payable for variation margin on exchange-traded derivatives	$46,011	*

Total		$8,926,441			$6,277,198

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	$5,581,208	$1,093,998

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(1,033,635)	25,886

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(92,477)	– 0	–

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	(286,039)	– 0	–

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	(3,061,058)	5,242,800

Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(262,247)	8,618

98	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	$2,767,933	$194,288

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	6,950,264	177,561

Credit Contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	288,331	20,213

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	1,638,644	14,986

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(27,004)	222,531

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	(352,924)	– 0	–

Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	282,364	– 0	–

Total		$12,393,360	$7,000,881

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	99

Notes to Financial Statements

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2016:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$40,282,765
Average notional amount of sale contracts	$189,511,653

Credit Default Swaps:
Average notional amount of buy contracts	$41,992,143
Average notional amount of sale contracts	$43,259,340

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$195,005,117
Average principal amount of sale contracts	$278,125,686

Futures:
Average original value of buy contracts	$102,660,565
Average original value of sale contracts	$80,701,796	(a)

Total Return Swaps:
Average notional amount	$89,052,282

Variance Swaps:
Average notional amount	$1,377,749

Purchased Options Contracts:
Average cost	$307,901

(a)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Goldman Sachs & Co.**	$981,064	$	– 0	–	$–0	–	$–0	–	$981,064
Morgan Stanley & Co. LLC**	711,697		– 0	–	– 0	–	– 0	–	711,697
Citigroup Global Markets, Inc.**	40,277		– 0	–	– 0	–	– 0	–	40,277

Total	$1,733,038	$	– 0	–	$–0	–	$–0	–	$1,733,038

OTC Derivatives:
Bank of America, NA	$99,006		$(3,594)		$–0	–	$–0	–	$95,412

100	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Barclays Bank PLC	$523,473	$(523,473)	$	– 0	–	$	– 0	–	$	.– 0	–
BNP Paribas SA	553,629	(553,629)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	136,005	(52,382)	– 0	–	– 0	–	83,623
Citibank, NA	563,139	(172,722)	– 0	–	(285,538)	104,879
Credit Suisse International	40,881	(40,881)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	166,592	– 0	–	(150,000)	– 0	–	16,592
Goldman Sachs Bank USA/ Goldman Sachs International	2,110,543	(2,110,543)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	42,013	– 0	–	– 0	–	– 0	–	42,013
JPMorgan Chase Bank, NA	572,086	(47,258)	(100,000)	– 0	–	424,828
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC	124,811	(124,811)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	519,667	(360,625)	– 0	–	– 0	–	159,042

Total	$5,451,845	$(3,989,918)	$(250,000)	$(285,538)	$926,389	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$3,594	$(3,594)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	2,325,198	(523,473)	– 0	–	(1,801,725)	– 0	–
BNP Paribas SA	719,329	(553,629)	– 0	–	– 0	–	165,700
Brown Brothers Harriman & Co.	52,382	(52,382)	– 0	–	– 0	–	– 0	–
Citibank, NA	172,722	(172,722)	– 0	–	– 0	–	– 0	–
Credit Suisse International	586,033	(40,881)	– 0	–	– 0	–	545,152

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	101

Notes to Financial Statements

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Goldman Sachs Bank USA / Goldman Sachs International	$4,554,147	$(2,110,543)			$–0	–	$(2,168,764)		$274,840
JPMorgan Chase Bank, NA	47,258	(47,258)			– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC	908,920	(124,811)			– 0	–	(784,109)		– 0	–
Royal Bank of Scotland PLC	399,489	– 0	–		– 0	–	– 0	–	399,489
Standard Chartered Bank	360,625	(360,625)			– 0	–	– 0	–	– 0	–
UBS AG	23,989	– 0	–		– 0	–	– 0	–	23,989

Total	$10,153,686	$(3,989,918)		$	– 0	–	$(4,754,598)		$1,409,170	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash and securities have been posted for initial margin requirements on exchange-traded derivatives outstanding at September 30, 2016.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

102	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2016, the average amount of reverse repurchase agreements outstanding was $101,314,745 and the daily weighted average interest rate was 0.32%. At September 30, 2016, the Fund had reverse repurchase agreements outstanding in the amount of $106,922,889 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2016:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$3,075,691	$(3,048,215)	$27,476
Credit Suisse Securities (USA) LLC	10,391,811	(10,391,811)	– 0	–
HSBC Securities (USA) Inc	90,994,275	(90,967,383)	26,892
RBC Capital Markets	2,461,112	(2,461,112)	– 0	–

Total	$106,922,889	$(106,868,521)	$54,368

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	103

Notes to Financial Statements

the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2016, the Fund had the following unfunded loan commitments outstanding:

Borrower	Unfunded Loan Commitment
Flexpath WH I LLC, Series B2, 1/20/17	$97,769

As of September 30, 2016, the Fund had no bridge loan commitments outstanding.

During the six months ended September 30, 2016, the Fund received no commitment fees or additional funding fees.

NOTE D

Capital Stock

During the six months ended September 30, 2016 and the year ended March 31, 2016 the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

104	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid or relatively less liquid securities at an advantageous price. Causes of liquidity risk may include low trading volume, lack of a market maker, a large position, or legal restrictions that limit or prevent a Fund from selling securities or closing derivative positions at desirable prices or opportune times. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk maybe magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	105

Notes to Financial Statements

backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. Risks relating to investments in securities of non- U.S. issuers may be heightened with respect to investments in emerging-market countries, where there may be: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher

106	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

volatility of the NAV of the common stock, potentially more volatility in the market value of the common stock and the relatively greater effect on the NAV of the common stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of common stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$95,602,843		$106,028,011
Long-term capital gains	– 0	–	18,315,184

Total taxable distributions	95,602,843		124,343,195

Total distributions paid	$95,602,843		$124,343,195

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	107

Notes to Financial Statements

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$11,141,289
Accumulated capital and other losses	(31,651,879	)(a)
Unrealized appreciation/(depreciation)	(83,708,620	)(b)

Total accumulated earnings/(deficit)	$(104,219,210	)(c)

(a)	On March 31, 2016, the Fund had a net capital loss carryforward of $31,651,879.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), swaps and partnerships, and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2016, the Fund had a net short-term capital loss carryforward of $12,280,127 and a net long-term capital loss carryforward of $19,371,752 which may be carried forward for an indefinite period.

NOTE G

Subsequent Events

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

108	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 12.64	$ 14.01	$ 15.19	$ 15.70	$ 14.81	$ 15.48

Income From Investment Operations
Net investment income(a)	.42	.89	1.00	1.14	1.21	1.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.99	(1.15)	(.74)	(.07)	1.12	(.38)
Contributions from Affiliates	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)

Net increase (decrease) in net asset value from operations	1.41	(.26)	.26	1.07	2.33	.85

Less: Dividends and Distributions
Dividends from net investment income	(.49)	(1.11)	(1.21)	(1.30)	(1.37)	(1.52)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.23)	(.28)	(.07)	– 0	–

Total dividends and distributions	(.49)	(1.11)	(1.44)	(1.58)	(1.44)	(1.52)

Net asset value, end of period	$ 13.56	$ 12.64	$ 14.01	$ 15.19	$ 15.70	$ 14.81

Market value, end of period	$ 12.61	$ 11.66	$ 12.57	$ 14.76	$ 16.33	$ 15.02

Premium/(Discount), end of period	(7.01)%	(7.75)%	(10.28)%	(2.83)%	4.01%	1.42%
Total Return
Total investment return based on:(c)
Market value	12.51%	2.20%	(5.20)%	0.37%	19.40%	11.88%
Net asset value	11.60%	(0.59)%	2.68%	7.44%	16.42%	6.18%

See footnote summary on page 110.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	109

Financial Highlights

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,169,450		$1,090,255	$1,207,977	$1,309,518	$1,352,232	$1,267,204
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.03	%(e)	1.01%	1.01%	.98%	.98%	.98%
Expenses, before waivers/ reimbursements(d)	1.03	%(e)	1.01%	1.01%	.98%	.98%	.98%
Net investment income	6.31	%(e)	6.81%	6.76%	7.43%	8.00%	8.33%
Portfolio turnover rate	23%		42%	48%	36%	38%	26%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios below exclude interest expense:

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31,
		2016	2015	2014	2013	2012

Net of waivers/reimbursements	.98%	.98%	1.00%	.97%	.97%	.96%
Before waivers/reimbursements	.98%	.98%	1.00%	.97%	.97%	.96%

(e)	Annualized.

See notes to financial statements.

110	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	111

Additional Information

participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

112	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Matthew Sheridan(2)

Douglas J. Peebles(2)

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 30170

College Point, TX 77842-3170

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 29, 2016, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	113

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

114	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, the Fund was named Global Thematic Growth Fund.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	115

AB Family of Funds

NOTES

116	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Policy Statement

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0916

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 25, 2016